As filed with the U.S. Securities and Exchange Commission on November 30, 2017

Registration No. 333-221075

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

IVY FUNDS

(a Delaware statutory trust)

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas

(Address of Principal Executive Office)

66202-4200

(Zip Code)

Registrant’s Telephone Number, including Area Code (913) 236-2000

Philip A. Shipp

6300 Lamar Avenue

Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Offered: Shares of Beneficial Interest, no par value.

An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24-f2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is paid at this time.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

IVY FUNDS

IVY DIVIDEND OPPORTUNITIES FUND

6300 LAMAR AVENUE

OVERLAND PARK, KANSAS 66202

Dear Shareholder:

As a shareholder of the Ivy Dividend Opportunities Fund, you are invited to vote on a proposal to reorganize your Fund into the Ivy Global Equity Income Fund. Your Fund will hold a special meeting of shareholders on February 1, 2018, at 6300 Lamar Avenue, Overland Park, Kansas 66202 at 2:00 p.m., Central Time to consider the proposed reorganization. The specific details and reasons for the proposed reorganization are contained in the enclosed combined Prospectus and Proxy Statement. Please read it carefully.

After careful consideration, the Board of Trustees of Ivy Funds unanimously approved the proposal and recommends that shareholders vote “FOR” the proposal.

This special meeting will be held at 6300 Lamar Avenue, Overland Park, Kansas. While we hope you can attend this meeting, it is very important that you vote your shares at your earliest convenience. To assist with the solicitation of proxies, we have engaged D.F. King & Co., Inc., a proxy solicitation firm. As the meeting date approaches, if you have not voted your shares you may receive a phone call from them urging you to vote your shares.

Your vote is important, regardless of the number of shares you own. It is important that we receive your vote no later than the time of the special meeting of shareholders on February 1, 2018. If you have more than one account registered in your name, you will receive a separate proxy card for each account. Please vote and return each proxy card that you receive, or take advantage of the telephonic or electronic voting procedures described in the proxy card(s). Please help your Fund avoid the expense of a follow-up mailing by voting today!

If you have any questions regarding the enclosed Combined Prospectus and Proxy Statement, please call Ivy Client Services at 1-800-777-6472 or your financial advisor.

We appreciate your participation and prompt response in these matters and thank you for your continued support.

Sincerely,

Philip J. Sanders, President

Ivy Funds

November 30, 2017

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD FEBRUARY 1, 2018

Ivy Dividend Opportunities Fund

NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the Ivy Dividend Opportunities Fund will be held at 2:00 p.m. Central Time on February 1, 2018, at 6300 Lamar Avenue, Overland Park, Kansas (the “Meeting”) for these purposes:

1.	To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Ivy Dividend Opportunities Fund to, and the assumption of all of the liabilities of the Ivy Dividend Opportunities Fund by, the Ivy Global Equity Income Fund in exchange for shares of the Ivy Global Equity Income Fund and the distribution of such shares to the shareholders of the Ivy Dividend Opportunities Fund in complete liquidation of the Ivy Dividend Opportunities Fund (the “Proposal”).

2.	To consider and act upon any other matters that may properly come before the Meeting and any adjourned session of the Meeting.

The Proposal is discussed in detail in the Combined Prospectus and Proxy Statement (the “Prospectus/Proxy Statement”) attached to this notice. Please read the Prospectus/Proxy Statement carefully for information concerning the Proposal. The person named as proxy will vote in his discretion on any other business that may properly come before the Meeting or any adjournment or postponement thereof.

Shareholders of record at the close of business on November 29, 2017 are entitled to notice of and to vote at the Meeting and any adjourned session thereof.

Each shareholder is invited to attend the Meeting in person. Whether or not you plan to be present at the Meeting, we urge you to complete, sign and date the enclosed proxy card, and return it in the accompanying postage-paid envelope as promptly as possible, or take advantage of the telephonic or electronic voting procedures described on the proxy card. If you vote by proxy and later desire to change your vote or vote in person, you may revoke your proxy at any time prior to its exercise at the Meeting.

Should the quorum necessary to transact business or the vote required to approve the Proposal not be obtained, the person named as proxy may propose one or more adjournments of the Meeting, in accordance with applicable law, to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of the holders of a majority of the shares of the Ivy Dividend Opportunities Fund present in person or by proxy at the Meeting or an adjournment thereof. The person named as proxy will vote “FOR” any such adjournment those proxies which he is entitled to vote in favor of the Proposal and will vote “AGAINST” any such adjournment those proxies to be voted against the Proposal.

By order of the Board of Trustees of the Ivy Funds,

Jennifer K. Dulski,
Secretary

November 30, 2017

Your vote is important, regardless of the number of shares you own. You can vote easily and quickly by phone, by mail, by internet or in person. See the enclosed proxy card for instructions. Please help your Fund avoid the expense of a follow-up mailing by voting today!

Combined Prospectus and Proxy Statement

November 30, 2017

IVY FUNDS

6300 Lamar Avenue

Overland Park, Kansas 66202

1-800-777-6472

Transfer of all of the Assets and Liabilities of the

Ivy Dividend Opportunities Fund, a series of

Ivy Funds

By and in Exchange for Shares of the

Ivy Global Equity Income Fund, a series of

Ivy Funds

This Combined Prospectus and Proxy Statement (“Prospectus/Proxy Statement”) is being furnished to shareholders of the Ivy Dividend Opportunities Fund (the “Dividend Opportunities Fund”), a series of the Ivy Funds (the “Trust”), in connection with the solicitation of proxies by the Board of Trustees (the “Board,” and its members, the “Trustees”) of the Trust for use at a special meeting of shareholders of the Dividend Opportunities Fund and any adjournments or postponements thereof (the “Meeting”).

The Meeting is scheduled to occur at 2:00 p.m. Central Time on February 1, 2018 at the offices of the Trust, 6300 Lamar Avenue, Overland Park, Kansas. The purposes of the Meeting are as follows:

1.

To approve an Agreement and Plan of Reorganization (the “Reorganization Plan”) providing for the transfer of all of the assets of the Dividend Opportunities Fund to, and the assumption of all of the liabilities of the Dividend Opportunities Fund by, the Ivy Global Equity Income Fund

(the “Global Equity Income Fund”) in exchange for shares of the Global Equity Income Fund and the distribution of such shares to the shareholders of the Dividend Opportunities Fund in complete liquidation of the Dividend Opportunities Fund (the “Reorganization”).

2.	To consider and act upon any other matters that may properly come before the Meeting and any adjourned session of the Meeting.

The Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), has approved the Reorganization Plan and the Reorganization.

Shareholders of record of the Dividend Opportunities Fund at the close of business on November 29, 2017 are entitled to notice of, and to vote at, the Meeting or any adjournments or postponements thereof. This Prospectus/Proxy Statement, the proxy card(s) and the accompanying Notice of Special Meeting of Shareholders were first mailed or given to shareholders of record of the Dividend Opportunities Fund on or about December 8, 2017. The Board requests that shareholders of the Dividend Opportunities Fund vote their shares by completing and returning the enclosed proxy card or by following one of the other methods for voting specified on the proxy card.

This Prospectus/Proxy Statement provides information that a shareholder of the Dividend Opportunities Fund should know before voting on the proposal to approve the Reorganization Plan and sets forth concisely information about the Global Equity Income Fund that a prospective investor ought to know before investing. You should read this Prospectus/Proxy Statement and it should be retained for future reference. It is both a proxy statement for the Reorganization and a prospectus for the Global Equity Income Fund. If the Reorganization of the Dividend Opportunities Fund occurs, you will become a shareholder of the Global Equity Income Fund. If the Plan is approved by the shareholders of the Dividend Opportunities Fund and the Reorganization occurs, the Dividend Opportunities Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Global Equity Income Fund in exchange for shares of the same class of shares of the Global Equity Income Fund with the same aggregate net asset value (“NAV”) as the net value of the assets and liabilities transferred. After that exchange, shares of each class received by the Global Equity Income Fund will be distributed pro rata to the Fund’s shareholders of the corresponding class.

The Dividend Opportunities Fund and the Global Equity Income Fund (each a “Fund,” collectively, the “Funds”) are each a series of the Trust, a registered, open-end management investment company organized as a Delaware statutory trust. The investment objective of the Dividend Opportunities Fund is to seek to provide total return. The investment objective of the Global Equity Income Fund is to seek to provide total return through a combination of current income and capital appreciation. The Funds have similar principal investment strategies and principal investment risks and identical fundamental investment restrictions.

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this Prospectus/Proxy Statement by reference:

-	The Prospectus for the funds of the Trust dated July 5, 2017, relating to the Funds (as supplemented to date) (the “Ivy Funds Prospectus”) (previously filed on EDGAR, Accession Nos. 0001193125-17-225159/228572/254219/
261969/287046/299235/346833/350562).

-	The Statement of Additional Information (“SAI”) dated November 30, 2017 relating to the Reorganization.

The following documents have been filed with the SEC and are incorporated by reference into the SAI:

-	The Statement of Additional Information for the funds of the Trust dated July 5, 2017, relating to the Funds (as supplemented to date) (the “Ivy Funds SAI”) (previously filed on EDGAR, Accession Nos. 0001193125-17-225159/228574/261970/299238/350562).

-	The audited financial statements included in the Funds’ Annual Report to shareholders, relating to the Funds, dated March 31, 2017 (previously filed on EDGAR, Accession No. 0001193125-17-197772).

For a free copy of any of the documents listed above, you may call 1-800-777-6472, or you may write to the attention of either Fund at:

Ivy Funds

6300 Lamar Avenue

P.O. Box 29217

Shawnee Mission, Kansas 66201-9217

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files reports and other information with the SEC. You also may obtain many of these documents by accessing the Internet site for Ivy Funds at www.ivyinvestments.com. Text-only versions of the Ivy Funds documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet site at www.sec.gov. You can review and copy information about the Funds by visiting the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the SEC Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. Information on the operations of the Public Reference Room may be obtained by calling 1-202-551-8090.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus/Proxy Statement is truthful or complete. Any representation to the contrary is a criminal offense.

Shares of each Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus/Proxy Statement and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust.

SYNOPSIS

This Prospectus/Proxy Statement provides a brief overview of the key features and other matters typically of concern to shareholders affected by a reorganization of a mutual fund into another mutual fund. These responses are qualified in their entirety by the remainder of this Prospectus/Proxy Statement, which you should read carefully because it contains additional information and further details regarding the Reorganization. The material terms of the Reorganization are discussed in more detail in the section titled “THE PROPOSAL-Approval of the Reorganization of the Dividend Opportunities Fund into the Global Equity Income Fund-Terms of the Reorganization Plan,” and in the full text of the Reorganization Plan, which is attached as Appendix A.

What is being proposed?

Both the Dividend Opportunities Fund and the Global Equity Income Fund are series of the Trust, an open-end, registered investment company. The Board is recommending that shareholders of the Dividend Opportunities Fund approve the Reorganization Plan and the resulting Reorganization, in which the Global Equity Income Fund would acquire all of the assets and liabilities of the Dividend Opportunities Fund in exchange for shares of the Global Equity Income Fund (the “Proposal”). The Dividend Opportunities Fund, in turn, will distribute shares of the Global Equity Income Fund to shareholders of the Dividend Opportunities Fund in liquidation, and shareholders of the Dividend Opportunities Fund will become shareholders of the Global Equity Income Fund. Your shares of the Dividend Opportunities Fund will be cancelled. Pursuant to the Reorganization Plan, you will receive shares of the Global Equity Income Fund with an aggregate NAV equal to the aggregate NAV of your Dividend Opportunities Fund shares as of the business day before the closing of the Reorganization.

What is the Board’s recommendation regarding the Proposal?

At a meeting held on October 9, 2017, the Board, on behalf of the Dividend Opportunities Fund, considered the Proposal to reorganize the Dividend Opportunities Fund with and into the Global Equity Income Fund, approved the Reorganization Plan, and voted to recommend that shareholders of the Dividend Opportunities Fund vote to approve the Reorganization Plan. For the reasons summarized immediately below and discussed in more detail in the section below titled “THE PROPOSAL-Approval of the Reorganization of the Dividend Opportunities Fund into the Global Equity Income Fund- Reasons for the

Reorganization,” the Board, including the Independent Trustees, has determined that participation in the Reorganization is in the best interests of the Dividend Opportunities Fund. The Board also concluded that no dilution in value would result for the shareholders of the Dividend Opportunities Fund as a result of the Reorganization.

In making its recommendation, what factors did the Board consider?

The Board approved the Reorganization Plan and the Reorganization, because it offers shareholders of the Dividend Opportunities Fund the opportunity to invest in a combined larger fund (allowing the potential for more efficient operations by spreading relatively fixed costs, such as audit and legal fees, over a larger asset base). In reviewing the Reorganization, the Board also considered the following factors, among others:

•

Reorganization Expenses Allocated Among the Funds. The total amount of the expenses for the Reorganization is estimated to be approximately $280,000. The expenses will be allocated between the Dividend Opportunities Fund and the Global Equity Income Fund based on net assets, with the Dividend Opportunities Fund bearing 75% of the reorganization expenses ($210,000) and the Global Equity Income Fund bearing 25% of the reorganization expenses ($70,000). This expense allocation will be made whether or not the Reorganization is consummated. The Board and Ivy Funds management believed that a partial allocation of Reorganization expenses to each Fund was appropriate because the Reorganization is expected to be beneficial to each Fund and its shareholders.

•

Same or Lower Overall Expenses. By reorganizing into the Global Equity Income Fund, former Dividend Opportunities Fund shareholders will be subject to the same or lower ongoing expenses than those imposed by the Dividend Opportunities Fund. For Class B shares of the Dividend Opportunities Fund that will be reorganizing into a share class of the Global Equity Income Fund whose expenses are higher than its corresponding share class of the Dividend Opportunities Fund, IICO, Ivy Distributors, Inc. (“IDI”), the Funds’ distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (“WISC”), the Funds’ transfer agent, have agreed to limit the operating expenses that will be charged to shareholders of such class of shares of the Global Equity Income

Fund to be equal to any lower expense ratio of the corresponding class of the Dividend Opportunities Fund through July 31, 2020.

After the Reorganization, shareholders of Class A shares, Class C shares, Class I shares, Class N shares, Class R shares, and Class Y shares will be subject to the same or lower annual fund operating expenses that had been experienced as shareholders of the Dividend Opportunities Fund.

In connection with the closing of the Reorganization, the Global Equity Income Fund will begin offering Class E shares effective the closing date of the proposed merger. Class E shareholders will initially have the same annual fund operating expenses that they experienced as shareholders of the Dividend Opportunities Fund.

	Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement
	Dividend Opportunities Fund (Target Fund)	Global Equity Income Fund (Acquiring Fund)	Global Equity Income Fund (After the Reorganization)
Class A shares	1.24%	1.30%	1.23%
Class B shares	2.04%	1.95%	1.95%
Class C shares	1.92%	1.95%	1.90%
Class E shares*	1.13%	N/A	1.13%
Class I shares	0.92%	0.94%	0.91%
Class N shares	0.77%	0.81%	0.75%
Class R shares	1.51%	1.56%	1.49%
Class Y shares	1.17%	1.19%	1.15%

*	Class E shares of the Global Equity Income Fund are new and will not commence operations until the closing of the Reorganization.

•	No Shareholder Dilution. The Reorganization will occur at the NAV of each Fund and therefore will not dilute the interests of the Dividend Opportunities Fund shareholders.

•

Tax Free Reorganization. The Reorganization is expected to be tax-free for shareholders of the Dividend Opportunities Fund who choose to remain shareholders of the Global Equity Income Fund, while a liquidation or shareholder redemption would be a realization event for tax purposes.

For a more detailed discussion of the considerations of the Board, see the section below titled “THE PROPOSAL-Approval of the

Reorganization of the Dividend Opportunities Fund into the Global Equity Income Fund-Reasons for the Reorganization.”

When will the shareholder Meeting and the Reorganization take place?

The Meeting has been called for February 1, 2018 to consider the approval of the Reorganization. If Dividend Opportunities Fund’s shareholders approve the Reorganization, the Reorganization is currently scheduled to take place on or around February 26, 2018. Shortly after completion of the Reorganization, affected shareholders will receive a confirmation statement reflecting their new Global Equity Income Fund account number and number of shares owned.

What happens if the Reorganization is not approved?

If the Reorganization is not approved by the Dividend Opportunities Fund’s shareholders or does not close for any reason, such shareholders will remain shareholders of the Dividend Opportunities Fund, and the Dividend Opportunities Fund will continue to operate. The Board then will consider such other actions as it deems necessary or appropriate for the Dividend Opportunities Fund.

How will shareholder voting be handled?

Shareholders who own shares of the Dividend Opportunities Fund at the close of business on November 29, 2017 (the “Record Date”) will be entitled to vote at the Meeting and will be entitled to one vote for each full share and a proportionate fractional vote for each fractional share that they hold. Approval of the Reorganization by the Dividend Opportunities Fund requires the affirmative vote of the lesser of: (i) a majority of the outstanding shares of the Dividend Opportunities Fund or (ii) 67% or more of the outstanding shares of the Dividend Opportunities Fund present at or represented by proxy at the Meeting if the holders or more than 50% of the outstanding shares of the Dividend Opportunities Fund are present or represented by proxy.

Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing, signing, and mailing the enclosed proxy card, by calling the number on the enclosed proxy card, or if eligible, via the Internet by following the on-line instructions. If you vote by any of these methods, the persons appointed as proxies will officially cast your votes at the Meeting. You may also attend the Meeting and cast your vote in person at the Meeting.

You can revoke you proxy or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the section below titled “VOTING INFORMATION.”

What Global Equity Income Fund shares will I receive in the Reorganization?

Under the Reorganization Plan, Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y shares of the Dividend Opportunities Fund will be reorganized into the corresponding Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y shares of the Global Equity Income Fund. The shares of the Global Equity Income Fund you receive in exchange for your Dividend Opportunities Fund shares will have an aggregate NAV equal to the aggregate NAV of your respective Dividend Opportunities Fund shares as of the close of business on the business day before the closing of the Reorganization. You will have voting rights identical to those you currently have, but as a shareholder of the Global Equity Income Fund. The rights of the shareholders of each Fund are identical since each Fund is a series of the Trust. The purchase and exchange privileges of the Dividend Opportunities Fund are identical to those currently offered by the Global Equity Income Fund. All shareholder features that you have elected will remain available and in effect after the Reorganization unless you direct that those elections be changed.

Distributions by the Global Equity Income Fund will continue to be paid on the same schedule after the Reorganization as they are currently. Each Fund distributes net investment income quarterly in March, June, September and December. Net realized capital gains (and any gains from foreign currency transactions) ordinarily are distributed by each Fund in December.

For more information on the characteristics of the Global Equity Income Fund shares you will receive, please see the section titled “Your Account” in the Ivy Funds Prospectus that accompanies this Prospectus/Proxy Statement.

How do the Funds’ investment objectives, fundamental investment restrictions, principal investment strategies and principal investment risks compare?

The following summarizes the primary similarities and differences in the Funds’ investment objectives, fundamental investment restrictions, principal investment strategies and risks.

Investment Objectives:

The investment objectives of the Funds are similar. The Dividend Opportunities Fund seeks to provide total return. The Global Equity Income Fund seeks to provide total return through a combination of current income and capital appreciation.

Principal Investment Strategies:

The principal investment strategies of the Dividend Opportunities Fund and the Global Equity Income Fund are similar. The Funds both seek to achieve their investment objectives by investing primarily in large-capitalization companies. Although both Funds invest primarily in large-capitalization companies (typically companies with market capitalizations at least $10 billion at the time of acquisition), they may invest in companies of any size. However, there are certain differences between the principal investment strategies of the Funds. While both Funds seek to achieve their objective by investing primarily in large-capitalization companies, the Dividend Opportunities Fund looks for companies that often are market leaders in their industry, with established operating records that IICO believes may accelerate or grow their dividend payout ratio and that also demonstrate favorable prospects for total return. The Global Equity Income Fund invests principally in equity securities that are issued by companies of any size located largely in developed markets around the world, that IICO believes will be able to generate a reasonable level of current income for investors given current market conditions, and that demonstrate favorable prospects for total return. The Global Equity Income Fund focuses on companies that IICO believes have the ability to maintain and/or grow their dividends while providing capital appreciation over the long-term.

Under normal circumstances, both Funds invests at least 80% of its net assets in equity securities. For this purpose, such equity securities consist primarily of dividend-paying common stocks. The Global Equity Income Fund includes common stocks across the globe. In an attempt to enhance return, the Global Equity Income Fund also may invest, to a lesser extent, in companies not currently paying dividends to shareholders or companies with an unsustainably high dividend. The Global Equity Income Fund may invest in U.S. and non-U.S. issuers and, under normal circumstances, invests at least 40% (or if IICO deems it warranted by market conditions, at least 30% of its total assets) in securities of non-U.S. issuers and may invest up to 100% of its total assets in foreign securities. The Dividend Opportunities Fund typically holds a limited number of stocks (generally 40 to 60) and although the Dividend

Opportunities Fund invests primarily in U.S. securities, it may invest up to 25% of its total assets in foreign securities.

In selecting securities for the Dividend Opportunities Fund, IICO primarily focuses on companies that have an above-market dividend yield that is supported by what IICO believes are attractive relative and absolute valuations and tends to favor companies that IICO believes have the ability to grow their dividend at an average or above-average rate relative to the market. IICO also seeks to invest in companies that it believes have the potential for strong growth in their dividend payout due to the companies having a low initial payout ratio and a commitment to raising the payout ratio over time, or above-average earnings growth potential which also are supported by what it believes are attractive relative and absolute valuations. In selecting securities for the Global Equity Income Fund, IICO combines a top-down (assessing the market environment), approach with a bottom-up (researching individual issuers) stock selection process, and uses a combination of country analysis, sector and industry dynamics, and individual stock selection. As part of the Global Equity Income Fund’s investment process, IICO seeks to identify investment themes, then seeks to determine the most appropriate sectors and geographies to benefit from its top-down analysis and generally seeks to find what it believes are reasonably-valued, dividend-paying companies with growth prospects, a sound balance sheet and steady cash flow generation.

For additional information, see “COMPARISON OF THE FUNDS – Comparison of Principal Investment Strategies.”

Fundamental Investment Restrictions:

The fundamental investment restrictions of the Dividend Opportunities Fund and the Global Equity Income Fund are identical. For more information, see “COMPARISON OF THE FUNDS- Comparison of Fundamental Investment Restrictions.”

Principal Investment Risks:

The principal investment risks of the Dividend Opportunities Fund and the Global Equity Income Fund are similar. The Funds disclose the following principal risks in common: Company Risk, Dividend-Paying Stock Risk, Foreign Exposure Risk, Foreign Securities Risk, Large Company Risk, Management Risk and Market Risk.

In addition, the Dividend Opportunities Fund but not the Global Equity Income Fund discloses as principal investment risks Growth Stock Risk, Holdings Risk, Sector Risk and Value Stock Risk, while the

Global Equity Income Fund but not the Dividend Opportunities Fund discloses as principal investment risks Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk and Foreign Currency Risk. For additional information, see “COMPARISON OF THE FUNDS- Comparison of Principal Investment Risks.”

Will the Reorganization result in a higher investment management fee rate and higher fund expense rates?

No. The current investment management fees paid by the Dividend Opportunities Fund and the Global Equity Income Fund is equal to 0.70% of each Fund’s net assets. After the Reorganization, the fees paid by the Global Equity Income Fund will be reduced to 0.69% due to the combination of the Dividend Opportunities Fund’s and Global Equity Income Fund’s assets, which allow the Global Equity Income Fund to benefit from an investment management fee breakpoint. For Class B shares of the Dividend Opportunities Fund that will be reorganizing into a share class of the Global Equity Income Fund whose expenses are higher than its corresponding share class of the Dividend Opportunities Fund, IICO, IDI, and/or WISC, have agreed to limit the operating expenses that will be charged to shareholders of such class of shares of the Global Equity Income Fund to be equal to any lower expense ratio of the corresponding class of the Dividend Opportunities Fund through July 31, 2020.

After the Reorganization, shareholders of Class A shares, Class C shares, Class I shares, Class N shares, Class R shares, and Class Y shares will be subject to the same or lower annual fund operating expenses that had been experienced as shareholders of the Dividend Opportunities Fund.

In connection with the closing of the Reorganization, the Global Equity Income Fund will begin offering Class E shares effective the closing date of the proposed merger. Class E shareholders will initially have the same annual fund operating expenses that they experienced as shareholders of the Dividend Opportunities Fund.

Additional pro forma fee, expense, and financial information is included in the “COMPARISON OF THE FUNDS-Comparison of Shareholder Fees and Annual Fund Operating Expenses” section of this Prospectus/Proxy Statement.

What are the federal income tax consequences of the Reorganization?

The Reorganization is expected to be tax-free to you for federal income tax purposes. This means that neither shareholders nor the Dividend Opportunities Fund is expected to recognize a gain or loss as a result of the Reorganization.

Immediately prior to the Reorganization, the Dividend Opportunities Fund will declare and pay a distribution of substantially all net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carry-forwards), if any, to its shareholders. The cost basis and holding period of the Dividend Opportunities Fund shares are expected to carry over to your new shares in the Global Equity Income Fund.

Will the services provided by IICO change?

IICO currently manages both the Dividend Opportunities Fund and the Global Equity Income Fund and will continue to serve as the investment manager of the Global Equity Income Fund following the Reorganization. Christopher J. Parker, Vice President of IICO, is the portfolio manager of the Dividend Opportunities Fund. Robert E. Nightingale, Senior Vice President of IICO, is the portfolio manager of the Global Equity Income Fund. Mr. Nightingale and Mr. Parker will continue to serve as co-portfolio managers of the Global Equity Income Fund after the Reorganization. The Funds have the same principal underwriter, accounting services agent, transfer agent, custodian and independent registered public accounting firm. Upon completion of the Reorganization, the Global Equity Income Fund will continue to engage its existing service providers. In all cases, the types of services provided to the Funds under these service arrangements are the same.

Will there be any sales charge, commission or other transaction fee in connection with the Reorganization?

No. There will be no sales charge, commission or other transactional fee in connection with the Reorganization. The full and fractional value of shares of the Dividend Opportunities Fund will be exchanged for full and fractional corresponding shares of the Global Equity Income Fund having equal aggregate value, without any sales charge, sales load, commission or other transactional fee being imposed.

The shares acquired in the Reorganization may be exchanged for shares of the same class of any other fund in the Ivy Funds, and for clients of Waddell & Reed, Inc. (“Waddell & Reed”) and non-affiliated third parties that have entered into selling agreements with Waddell & Reed, in the Waddell & Reed Advisors Funds (“WRA Funds”), without the payment of an additional initial sales charge or additional contingent deferred sales charge (“CDSC”), for as long as you own your shares of the Global Equity Income Fund.

However, for Class A, Class B or Class C shares that you received in connection with the Reorganization to which a CDSC would otherwise apply, the time period for the CDSC will continue to age from the date you purchased the respective shares of the Dividend Opportunities Fund. Class E, Class I, Class N, Class R and Class Y shares of the Funds are not subject to a CDSC.

Are there any significant differences between shares of the Dividend Opportunities Fund and Global Equity Income Fund?

No. The procedures for purchasing, exchanging and redeeming your shares of the Global Equity Income Fund will be the same after the Reorganization as they are currently for the Dividend Opportunities Fund. In addition, the sales charge, distribution plan and administrative services plan structures for the Funds are identical. For more information, see the section entitled “COMPARISONS OF THE FUNDS – Comparison of Share Class Characteristics, Shareholder Transactions and Services” and the section titled “Your Account” in the Ivy Funds Prospectus that accompanies this Prospectus/Proxy Statement.

Can I still add to my existing Dividend Opportunities Fund account until the Reorganization?

Yes. Dividend Opportunities Fund shareholders may continue to make additional investments until the closing, which is anticipated to be on or about February 26, 2018 (the “Closing Date”), unless the Board determines to limit future investments to ensure a smooth transition of shareholder accounts or for any other reason. In anticipation of the Reorganization, the Dividend Opportunities Fund is expected to be closed to new shareholders as of February 2, 2018.

Will I need to open an account in the Global Equity Income Fund prior to the Reorganization?

No. An account will be set up in your name and your shares of the Dividend Opportunities Fund will automatically be converted to corresponding shares of the Global Equity Income Fund. You will receive confirmation of your new account in the Global Equity Income Fund following the Reorganization.

Will my cost basis change as a result of the Reorganization?

No. Your total cost basis is not expected to change as a result of the Reorganization. However, since the number of shares you hold after the Reorganization may be different than the number of shares you held prior to the Reorganization, your average cost basis per share may change. Since the Reorganization is expected to be treated as a tax-free reorganization for the Dividend Opportunities Fund, shareholders should not recognize any capital gain or loss as a direct result of the Reorganization.

Will either Fund pay fees associated with the Reorganization?

Yes. The costs of the Reorganization will be allocated between the Dividend Opportunities Fund and Global Equity Income Fund based on net assets in the following percentages (and estimated corresponding dollar amounts): Dividend Opportunities Fund 75% ($210,000), Global Equity Income Fund 25% ($70,000).

What if I want to exchange my shares into another fund of the Trust prior to the Reorganization?

You may exchange your shares into another fund of the Trust before the Closing Date (on or about February 26, 2018) in accordance with your preexisting exchange privileges. If you choose to exchange your shares of the Dividend Opportunities Fund for another fund in the Ivy Funds and, for clients of Waddell & Reed and non-affiliated third parties that have entered into selling agreements with Waddell & Reed, in the WRA Funds, your request will be treated as a normal exchange of shares and will be a taxable transaction unless your shares are held in a tax-deferred account, such as an individual retirement account. Exchanges may be subject to minimum investment requirements, sales loads. This is not an offer to sell shares of other funds of the Trust, it is for informational purposes only. Before exchanging into a fund, please read its prospectus carefully.

COMPARISON OF THE FUNDS

This section provides a comparison of each Fund, including but not limited to, each Fund’s shareholder fees, annual fund operating expenses, investment objective, principal investment strategies, principal investment risks, fundamental investment restrictions, and historical performance. There is no assurance that a Fund will achieve its stated objective.

Comparison of Shareholder Fees and Annual Fund Operating Expenses

Shareholder fees are fees paid directly from your investment. The shareholder fees presented below show the maximum sales charge (load) on purchases of Fund shares as a percentage of offering price, and the maximum CDSC on redemption of Fund shares as a percentage of the amount invested or their redemption value, as applicable. However, you will not have to pay any sales charge on any shares of the Global Equity Income Fund received as part of the Reorganization.

Annual fund operating expenses are paid out of a Fund’s assets and include fees for portfolio management and administrative services, including recordkeeping, accounting and other shareholder services. You do not pay these fees directly, but as the examples in the table below show, these costs are borne indirectly by all shareholders.

The annual fund operating expenses shown in the tables below represent annualized expenses for the Dividend Opportunities Fund and the Global Equity Income Fund, as well as those estimated for the Global Equity Income Fund on a pro forma basis, assuming shareholder approval of the Reorganization and consummation of the Reorganization. The Annual Fund Operating Expense tables below allow a shareholder to compare the sales charges, management fees and expense ratios of the Dividend Opportunities Fund with the Global Equity Income Fund and to analyze the estimated expenses that the Global Equity Income Fund expects to bear following the Reorganization.

The current investment management fees paid by the Dividend Opportunities Fund and the Global Equity Income Fund is equal to 0.70%. After the Reorganization, the fees paid by the Global Equity Income Fund will be reduced to 0.69% due to the combination of the Dividend Opportunities Fund’s and Global Equity Income Fund’s assets, which allow the Global Equity Income Fund to benefit from an investment management fee breakpoint. For Class B shares of the Dividend Opportunities Fund that will be reorganizing into a share class of the Global Equity Income Fund whose expenses are higher than its corresponding share class of the Dividend Opportunities Fund, IICO, IDI, and/or WISC, have agreed to limit the operating expenses that will be charged to shareholders of such class of shares of the Global Equity Income Fund to be equal to any lower expense ratio of the corresponding class of the Dividend Opportunities Fund through July 31, 2020.

After the Reorganization, shareholders of Class A shares, Class C shares, Class I shares, Class N shares, Class R shares, and Class Y shares will be subject to the same or lower annual fund operating expenses that had been experienced as shareholders of the Dividend Opportunities Fund.

In connection with the closing of the Reorganization, the Global Equity Income Fund will begin offering Class E shares effective the closing date of the proposed merger. Class E shareholders will initially have the same annual fund operating expenses that they experienced as shareholders of the Dividend Opportunities Fund.

The Annual Fund Operating Expenses shown in the table below are based on the expenses of each fund for the twelve-month period ended March 31, 2017. Also shown are the Annual Fund Operating Expenses projected for the Global Equity Income Fund on a pro forma basis after giving effect to the proposed Reorganization, based on combined net assets as if the Reorganization had occurred on April 1, 2016 and had a year of combined operations.

Shareholder Fees

(fees paid directly from your investment)

	Dividend Opportunities Fund+ (Target Fund)						Global Equity Income Fund (Acquiring Fund)					Global Equity Income Fund after Reorganization with the Dividend Opportunities Fund (pro forma combined)
	Class A Shares	Class B Shares	Class C Shares		Class E Shares		Class A Shares	Class B Shares	Class C Shares		Class E* Shares	Class A Shares	Class B Shares	Class C Shares		Class E* Shares
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.75%	None	None		2.50%		5.75%	None	None		NA	5.75%	None	None		2.50%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%[1]	5.00%[1]	1.00%[1]		None		1.00%[1]	5.00%[1]	1.00%[1]		NA	1.00%[1]	5.00%[1]	1.00%[1]		None
Maximum Account Fee	$20 [2]	None	$20	[2]	$20	[2]	$20 [2]	None	$20	[2]	NA	$20 [2]	None	$20	[2]	$20	[2]

	Dividend Opportunities Fund+ (Target Fund)						Global Equity Income Fund (Acquiring Fund)					Global Equity Income Fund after Reorganization with the Dividend Opportunities Fund (pro forma combined)
	Class I Shares	Class N Shares	Class R Shares		Class Y Shares		Class I Shares	Class N Shares	Class R Shares		Class Y Shares	Class I Shares	Class N Shares	Class R Shares		Class Y Shares
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None	None	None		None		None	None	None		None	None	None	None		None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	None	None		None		None	None	None		None	None	None	None		None
Maximum Account Fee	None	None	None		None		None	None	None		None	None	None	None		None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Dividend Opportunities Fund+ (Target Fund)				Global Equity Income Fund (Acquiring Fund)				Global Equity Income Fund after Reorganization with the Dividend Opportunities Fund (pro forma combined)
	Class A Shares	Class B Shares	Class C Shares	Class E Shares	Class A Shares	Class B Shares	Class C Shares	Class E* Shares	Class A Shares	Class B Shares	Class C Shares	Class E* Shares
Management Fee	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	NA	0.69%	0.69%	0.69%	0.69%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.25%	1.00%	1.00%	NA	0.25%	1.00%	1.00%	0.25%
Other Expenses	0.29%	0.41%	0.22%	0.59%	0.43%	0.25%	0.25%	NA	0.29%	0.36%	0.21%	0.58%
Total Annual Fund Operating Expenses	1.24%[3]	2.11%[3]	1.92%	1.54%[3]	1.38%[4]	1.95%	1.95%	NA	1.23%	2.05%[5]	1.90%	1.52%[5]
Fee Waiver and/or Expense Reimbursement	0.00%[3]	0.07%[3]	None	0.41%[3]	0.08%[4]	None	None	N/A	None	0.10%[5]	None	0.39%[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.24%[3]	2.04%[3]	1.92%	1.13%[3]	1.30%[4]	1.95%	1.95%	NA	1.23%	1.95%[5]	1.90%	1.13%[5]

	Dividend Opportunities Fund+ (Target Fund)				Global Equity Income Fund (Acquiring Fund)				Global Equity Income Fund after Reorganization with the Dividend Opportunities Fund (pro forma combined)
	Class I Shares	Class N Shares	Class R Shares	Class Y Shares	Class I Shares	Class N Shares	Class R Shares	Class Y Shares	Class I Shares	Class N Shares	Class R Shares	Class Y Shares
Management Fee	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.69%	0.69%	0.69%	0.69%
Distribution and Service (12b-1) Fees	None	None	0.50%	0.25%	None	None	0.50%	0.25%	None	None	0.50%	0.25%
Other Expenses	0.22%	0.07%	0.31%	0.22%	0.26%	0.11%	0.36%	0.26%	0.22%	0.06%	0.30%	0.21%
Total Annual Fund Operating Expenses	0.92%[3]	0.77%	1.51%	1.17%[6]	0.96%[4]	0.81%	1.56%	1.21%[4,6]	0.91%	0.75%	1.49%	1.15%[6]
Fee Waiver and/or Expense Reimbursement	0.00%[3]	None	None	0.00%[6]	0.02%[4]	None	None	0.02%[4,6]	None	None	None	0.00%[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.92%[3]	0.77%	1.51%	1.17%[6]	0.94%[4,7]	0.81%	1.56%	1.19%[4,6]	0.91%	0.75%	1.49%	1.15%[6]

+	On October 16, 2017, the Waddell & Reed Advisors, (“WRA”) Dividend Opportunities Fund reorganized into the Dividend Opportunities Fund. The Annual Fund Operating Expenses have been estimated based on the combined net assets of the WRA Dividend Opportunities Fund and Dividend Opportunities Fund and an assumption that the combined Fund had a year of operations as of March 31, 2017.
*	Class E shares of the Global Equity Income Fund are new and were created in anticipation of the Reorganization.
[1]

For Class A shares, a 1% CDSC is only imposed on shares that were purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

[3]

Through July 31, 2020, IICO, IDI and/or WISC, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) for the Dividend Opportunities Fund as follows:

Class A shares at 1.24%, Class B shares at 2.04%, Class E shares at 1.13% and Class I shares at 0.92%. Prior to that date, the expense limitation may not be terminated without consent of the Board.
[4]

Through July 31, 2020, IICO, IDI, and/or WISC, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) for the Global Equity Income Fund as follows: Class A shares at 1.30%, Class I shares at 0.94% and Class Y shares at 1.19%. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Board.

[5]

Through July 31, 2020, IICO, IDI, and/or WISC, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for the Global Equity Income Fund after the Reorganization for Class B shares at 1.95% and Class E shares at 1.13%. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Board.

[6]

Through July 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without consent of the Board.

[7]

The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table contained in the March 31, 2017 Annual Report to shareholders, because it has been restated to reflect a change in the Global Equity Income Fund’s contractual class waiver.

Examples

These Examples are intended to help you compare the cost of investing in the Dividend Opportunities Fund, the Global Equity Income Fund and the Global Equity Income Fund, after the Reorganization, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Dividend Opportunities Fund, the Global Equity Income Fund and the Global Equity Income Fund after the Reorganization for the time periods indicated and reinvest all dividends and distributions. The Examples also assume that your investment has a 5% return each year, that the Funds’ operating expenses without waivers remain the same and that expenses were capped for the periods indicated above. The pro forma expense examples reflect the expense limitation agreement in effect through July 31, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
Ivy Dividend Opportunities Fund	$694	$946	$1,217	$1,989
Ivy Global Equity Income Fund	$700	$971	$1,269	$2,115
Ivy Global Equity Income Fund (pro forma, assuming consummation of the Reorganization)	$693	$943	$1,212	$1,978
Class B Shares
Ivy Dividend Opportunities Fund	$607	$947	$1,221	$2,208
Ivy Global Equity Income Fund	$598	$912	$1,152	$2,125
Ivy Global Equity Income Fund (pro forma, assuming consummation of the Reorganization)	$598	$923	$1,184	$2,152
Class C Shares
Ivy Dividend Opportunities Fund	$195	$603	$1,037	$2,243
Ivy Global Equity Income Fund	$198	$612	$1,052	$2,275
Ivy Global Equity Income Fund (pro forma, assuming consummation of the Reorganization)	$193	$597	$1,026	$2,222
Class E Shares*
Ivy Dividend Opportunities Fund	$382	$704	$1,091	$2,169
Ivy Global Equity Income Fund	NA	NA	NA	NA
Ivy Global Equity Income Fund (pro forma, assuming consummation of the Reorganization)	$382	$702	$1,084	$2,150

	1 Year	3 Years	5 Years	10 Years
Class I Shares
Ivy Dividend Opportunities Fund	$94	$293	$509	$1,131
Ivy Global Equity Income Fund	$96	$303	$530	$1,184
Ivy Global Equity Income Fund (pro forma, assuming consummation of the Reorganization)	$93	$290	$504	$1,120
Class N Shares
Ivy Dividend Opportunities Fund	$79	$246	$428	$954
Ivy Global Equity Income Fund	$83	$259	$450	$1,002
Ivy Global Equity Income Fund (pro forma, assuming consummation of the Reorganization)	$77	$240	$417	$930
Class R Shares
Ivy Dividend Opportunities Fund	$154	$477	$824	$1,802
Ivy Global Equity Income Fund	$159	$493	$850	$1,856
Ivy Global Equity Income Fund (pro forma, assuming consummation of the Reorganization)	$152	$471	$813	$1,779
Class Y Shares
Ivy Dividend Opportunities Fund	$119	$372	$644	$1,420
Ivy Global Equity Income Fund	$121	$380	$661	$1,462
Ivy Global Equity Income Fund (pro forma, assuming consummation of the Reorganization)	$117	$365	$633	$1,398

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
Ivy Dividend Opportunities Fund	$694	$946	$1,217	$1,989
Ivy Global Equity Income Fund	$700	$977	$1,276	$2,121
Ivy Global Equity Income Fund (pro forma, assuming consummation of the Reorganization)	$693	$943	$1,212	$1,978
Class B Shares
Ivy Dividend Opportunities Fund	$207	$647	$1,121	$2,208
Ivy Global Equity Income Fund	$198	$612	$1,052	$2,125
Ivy Global Equity Income Fund (pro forma, assuming consummation of the Reorganization)	$198	$623	$1,084	$2,152

	1 Year	3 Years	5 Years	10 Years
Class C Shares
Ivy Dividend Opportunities Fund	$195	$603	$1,037	$2,243
Ivy Global Equity Income Fund	$198	$612	$1,052	$2,275
Ivy Global Equity Income Fund (pro forma, assuming consummation of the Reorganization)	$193	$597	$1,026	$2,222
Class E Shares*
Ivy Dividend Opportunities Fund	$423	$784	$1,168	$2,239
Ivy Global Equity Income Fund	NA	NA	NA	NA
Ivy Global Equity Income Fund (pro forma, assuming consummation of the Reorganization)	$421	$778	$1,158	$2,217
Class I Shares
Ivy Dividend Opportunities Fund	$94	$293	$509	$1,131
Ivy Global Equity Income Fund	$96	$306	$533	$1,187
Ivy Global Equity Income Fund (pro forma, assuming consummation of the Reorganization)	$93	$290	$504	$1,120
Class N Shares
Ivy Dividend Opportunities Fund	$79	$246	$428	$954
Ivy Global Equity Income Fund	$83	$259	$450	$1,002
Ivy Global Equity Income Fund (pro forma, assuming consummation of the Reorganization)	$77	$240	$417	$930
Class R Shares
Ivy Dividend Opportunities Fund	$154	$477	$824	$1,802
Ivy Global Equity Income Fund	$159	$493	$850	$1,856
Ivy Global Equity Income Fund (pro forma, assuming consummation of the Reorganization)	$152	$471	$813	$1,779
Class Y Shares
Ivy Dividend Opportunities Fund	$119	$372	$644	$1,420
Ivy Global Equity Income Fund	$121	$382	$663	$1,464
Ivy Global Equity Income Fund (pro forma, assuming consummation of the Reorganization)	$117	$365	$633	$1,398

*	Class E shares of the Global Equity Income Fund are new and were created in anticipation of the Reorganization.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Examples, affect the Funds’ performance. During the fiscal year ended March 31, 2017, the Dividend Opportunities Fund’s portfolio turnover rate was 54% of the average value of its portfolio and the Global Equity Income Fund’s portfolio turnover rate was 103% of the average value of its portfolio. The higher portfolio turnover rate for the Global Equity Income Fund for the fiscal year ended March 31, 2017 was attributable primarily to a change in the Global Equity Income Fund’s country and sector allocations due to political events in the United States and Europe.

Comparison of Investment Objectives

Both Funds seek to provide total return while the Global Equity Income Fund seeks to provide a total return through a combination of current income and capital appreciation.

Comparison of Principal Investment Strategies

The Dividend Opportunities Fund and the Global Equity Income Fund have similar investment objectives and similar principal investment strategies. Provided below is the principal investment strategies of the Dividend Opportunities Fund and the Global Equity Income Fund.

Dividend Opportunities Fund. The Dividend Opportunities Fund seeks to achieve its objective by investing primarily in large-capitalization companies, that often are market leaders in their industry, with established operating records that IICO believes may accelerate or grow their dividend payout ratio and that also demonstrates favorable prospects for total return. Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. For this purpose, such securities consist primarily of dividend-paying common stocks. Although the Fund invests primarily in securities issued by large-capitalization companies (typically, companies with capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size. The Fund may invest in securities of companies across the valuation spectrum, including securities issued by value and growth companies. The Fund typically holds a limited number of stocks (generally 40 to 60).

In selecting securities for the Dividend Opportunities Fund, IICO primarily focuses on companies that have an above-market dividend yield that is supported by what IICO believes are attractive relative and absolute valuations and tends to favor companies that IICO believes have the ability to grow their dividend at an average or above-average rate relative to the market. IICO also seeks to invest in companies that it believes have the potential for strong growth in their dividend payout due to the companies having a low initial payout ratio and a commitment to raising the payout ratio over time, or above-average earnings growth potential which also are supported by what it believes are attractive relative and absolute valuations. IICO also considers other factors, which may include: the company’s established operating history; financial condition; quality of management; competitive position; capital allocation; business characteristics; growth and profitability opportunities; return on capital; history of improving sales and profits; and stock price as compared to its estimated intrinsic value.

Although the Dividend Opportunities Fund invests primarily in U.S. securities, it may invest up to 25% of its total assets in foreign securities. Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

Generally, in determining whether to sell a security, IICO consider many factors, including: changes in economic or market factors in general or with respect to a particular industry or sector, changes in the market trends or other factors affecting an individual security, and changes in the relative market performance or its belief in the appreciation possibilities offered by individual securities. IICO also may sell a security to reduce the Funds’ holdings in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Global Equity Income Fund. The Global Equity Income Fund invests principally in equity securities that are issued by companies of any size located largely in developed markets around the world, that IICO believes will be able to generate a reasonable level of current income for investors given current market conditions, and that demonstrate favorable prospects for total return. The Global Equity Income Fund focuses on companies that IICO believes have the ability to maintain and/or grow their dividends while providing capital appreciation over the long-term.

Under normal circumstances, the Global Equity Income Fund invests at least 80% of its net assets in equity securities. For this purpose, such equity securities consist primarily of dividend-paying common stocks across the globe. In an attempt to enhance return, the Fund also may invest, to a lesser extent, in companies not currently paying dividends to shareholders or companies with an unsustainably high dividend. The Global Equity Income Fund may invest in U.S. and non-U.S. issuers and may invest up to 100% of its total assets in foreign securities. Although the Global Equity Income Fund invests primarily in large-capitalization companies (typically companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in companies of any size.

Under normal circumstances, the Global Equity Income Fund invests at least 40% (or, if IICO deems it warranted by market conditions, at least 30%) of its total assets in securities of non-U.S. issuers.

In selecting securities for the Global Equity Income Fund, IICO combines a top-down (assessing the market environment) approach with a bottom-up (researching individual issuers) stock selection process, and uses a combination of country analysis, sector and industry dynamics, and individual stock selection.

As part of its investment process, IICO seeks to identify investment themes, then seeks to determine the most appropriate sectors and geographies to benefit from its top-down analysis and generally seeks to find what it believes are reasonably-valued, dividend-paying companies with growth prospects, a sound balance sheet and steady cash flow generation. IICO also considers several other factors, which typically include a company’s history of fundamentals; management proficiency; competitive environment; and relative valuation.

Many of the companies in which the Global Equity Income Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Global Equity Income Fund may have indirect exposure to various additional foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

The Global Equity Income Fund may use forward foreign currency contracts to manage the Fund’s exposure to various foreign currencies and the U.S. dollar.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities of that type. For example, IICO may sell a security if it believes the security no longer offers attractive current income prospects or significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer’s country. IICO also may sell a security to reduce the Global Equity Income Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Comparison of Fundamental Investment Restrictions

Fundamental investment restrictions cannot be changed without shareholder approval of the affected Fund. The Dividend Opportunities Fund and the Global Equity Income Fund have the same fundamental investment restrictions regarding borrowing money, acting as underwriter, making loans, purchasing or selling real estate or commodities, issuing series securities, and concentrating in an industry.

For more information concerning the Funds’ investment policies and restrictions, see the Ivy Funds Prospectus and Ivy Funds SAI.

Comparison of Principal Investment Risks

Like all investments, an investment in each Fund involves risk. All of the principal investment risks applicable to the Funds are described below. As previously noted, the Funds have similar investment objectives and similar principal investment strategies. An investment in the Global Equity Income Fund involves similar risks as an investment in the Dividend Opportunities Fund, as noted below. The fact that a particular risk is not identified does not mean that a Fund, as part of its overall investment strategy, does not invest or is precluded from investing in securities that give rise to that risk. As with any mutual fund, the value of a Fund’s shares will change, and you could lose money on your investment. A variety of factors can affect the investment performance of a Fund and prevent it from achieving its objective.

The Funds have the following principal investment risks in common:

Company Risk	Dividend-Paying Stock Risk	Foreign Exposure Risk	Foreign Securities Risk

Large Company Risk	Management Risk	Market Risk

The following principal investment risks differ between the Funds:

Dividend Opportunities Fund	Global Equity Income Fund

Growth Stock Risk	Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk

Holdings Risk	Foreign Currency Risk

Sector Risk

Value Stock Risk

Descriptions of the principal investment risks common to both Funds:

Company Risk – A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

Dividend-Paying Stock Risk – Dividend-paying stocks may fall out of favor with investors and underperform non-dividend paying stocks and the market as a whole over any period of time. In addition, there is no guarantee that the companies in which a Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. The amount of any dividend a company may pay may fluctuate significantly. In addition, the value of dividend-paying common stocks can decline when interest rates rise as other investments become more attractive to investors. This risk may be greater due to the current period of historically low interest rates.

Foreign Exposure Risk – The securities of many companies may have significant exposure to foreign markets as a result of the company’s operations, products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

Foreign Securities Risk – Investing in foreign securities involves a number of economic, financial, legal and political considerations that are not associated with the U.S. markets and that could affect a Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; social, political or economic instability; fluctuations in foreign currency exchange rates and related conversion costs or currency redenomination; nationalization or expropriation of assets; adverse foreign tax consequences; different and/or less stringent financial reporting standards; and settlement, custodial or other operational delays. World markets, or those in a particular region, all may react in similar fashion to important economic or political developments. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. In the event that a Fund holds material positions in such suspended securities, a Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and a Fund could incur significant losses.

Large Company Risk – Large-capitalization companies may go in and out of favor based on market and economic conditions. Large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large-capitalization companies could trail the returns on investments in securities of smaller companies.

Management Risk – Fund performance is primarily dependent on IICO’s skill in evaluating and managing a Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and a Fund may not perform as well as other similar mutual funds.

Market Risk – Markets can be volatile, and a Fund’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by a Fund. These circumstances also have decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Descriptions of principal investment risks that apply to Dividend Opportunities Fund only:

Growth Stock Risk – Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.

Holdings Risk – The Fund typically holds a limited number of stocks (generally 40 to 60). As a result, the appreciation or depreciation of any one security held by the Fund may have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities.

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Value Stock Risk – Value stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the adviser, undervalued. The value of a security believed by the adviser to be undervalued may never reach what is believed to be its full value; such security’s value may decrease or such security may be appropriately priced.

Descriptions of principal investment risks that apply to Global Equity Income Fund only:

Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk – The Fund may use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent IICO’s judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used.

Foreign Currency Risk – Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

Comparison of Fund Performance

The table below provides some indication of the risks of investing in the Dividend Opportunities Fund and the Global Equity Income Fund. The table shows the average annual total returns (before taxes) of as of October 31, 2017 for each Class of a Fund. The returns reflect the maximum applicable sales charges for a Fund. Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

A Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyinvestments.com for a Fund’s updated performance.

Dividend Opportunities Fund / Global Equity Income Fund
Average Annual Total Return (Before Taxes) As of October 31, 2017	1 Year	5 Years	10 Years	Since Inception
Ivy Dividend Opportunities Fund Class A	12.66%	9.43%	3.89%
Ivy Global Equity Income Fund Class A	12.36%	7.98%	NA	9.80%[1]
Ivy Dividend Opportunities Fund Class B	14.63%	9.71%	3.77%
Ivy Global Equity Income Fund Class B	14.53%	8.37%	NA	10.15%[1]
Ivy Dividend Opportunities Fund Class C	18.78%	5.26%	3.80%
Ivy Global Equity Income Fund Class C	18.52%	8.55%	NA	10.29%[1]

Dividend Opportunities Fund / Global Equity Income Fund
Average Annual Total Return (Before Taxes) As of October 31, 2017	1 Year	5 Years	10 Years	Since Inception
Ivy Dividend Opportunities Fund Class E	16.71%	10.14%	4.16%
Ivy Global Equity Income Fund Class E*	NA	NA	NA	NA
Ivy Dividend Opportunities Fund Class I	19.92%	11.06%	4.87%
Ivy Global Equity Income Fund Class I	19.64%	9.64%	NA	11.40%[1]
Ivy Dividend Opportunities Fund Class N	20.10%	11.22%	5.01%[2]
Ivy Global Equity Income Fund Class N	19.81%	9.74%	NA	11.50%[2]
Ivy Dividend Opportunities Fund Class R	19.22%	10.43%	4.24%[3]
Ivy Global Equity Income Fund Class R	18.86%	8.94%	NA	10.69%[3]
Ivy Dividend Opportunities Fund Class Y	19.66%	10.81%	4.62%
Ivy Global Equity Income Fund Class Y	19.38%	9.38%	NA	11.13%[1]
Russell 1000 Total Return Index	23.67%	15.18%	7.61%
Lipper Equity Income Funds Universe Average	17.85%	11.59%	6.08%
MSCI World High Divided Yield Index	17.68%	9.16%	2.85%	11.24 4.60 8.67	%1/ %2/ %[3]
Lipper Global Equity Income Fund Universe Average	16.46%	8.50%	2.53%	10.06 4.87 8.18	%1 / %2/ %[3]

*	Class E shares of the Global Equity Income Fund are new and were created in anticipation of the Reorganization and therefore have no performance history
[1]	Inception date: June 4, 2012
[2]	Inception date: July 31, 2014
[3]	Inception date: December 19, 2012

Management of the Funds

Investment Manager:

Each Fund is managed by IICO. The address of IICO is 6300 Lamar Avenue, Overland Park, Kansas, 66201. IICO is an indirect, wholly owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company. IICO will remain the investment manager of the Global Equity Income Fund after the Reorganization.

Portfolio Manager:

Christopher J. Parker, Vice President of IICO, is the portfolio manager of the Dividend Opportunities Fund. Robert E. Nightingale, Senior Vice President of IICO, is the portfolio manager of the Global Equity Income Fund. Mr. Nightingale and Mr. Parker will continue as co-portfolio managers of the Global Equity Income Fund after the Reorganization.

The following table shows the contractual investment management fee ratios for the Funds and the net investment management fees paid by each Fund for its last fiscal year.

Dividend Opportunities Fund

0.70% of net assets up to $1 billion;

0.65% of net assets over $1 billion and up to $2 billion;

0.60% of net assets over $2 billion and up to $3 billion;

0.55% of net assets over $3 billion and up to $5 billion;

0.54% of net assets over $5 billion and up to $10 billion; and

0.53% of net assets over $10 billion

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended March 31, 2017: 0.70%

Global Equity Income Fund

0.70% of net assets up to $1 billion;

0.65% of net assets over $1 billion and up to $2 billion;

0.60% of net assets over $2 billion and up to $3 billion;

0.55% of net assets over $3 billion and up to $5 billion;

0.545% of net assets over $5 billion and up to $10 billion; and

0.54% of net assets over $10 billion

Net Management Fee Paid (as a percent of the Fund’s average net assets) for the fiscal year ended March 31, 2017: 0.70%

Comparison of Fund Service Providers

Principal Underwriter:

IDI is the Funds’ principal underwriter. IDI’s address is 6300 Lamar Avenue, Overland Park, Kansas 66201.

Other Service Providers:

The Funds have the same service providers. Upon completion of the Reorganization, the Global Equity Income Fund will continue to engage its existing service providers. Following are the names and addresses of certain service providers for the Funds.

Dividend Opportunities Fund and Global Equity Income Fund
Accounting Services Agent and Transfer Agent	Waddell & Reed Services Company (doing business as WI Services Company) 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217

Custodian	Bank of New York Mellon One Wall Street New York, NY 10286

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 1100 Walnut Street, Suite 3300 Kansas City, Missouri 64106

Comparison of Share Class Characteristics, Shareholder Transactions and Services

Sales Charges, Distribution and Administrative Service Plans. The sales charge, sales charge waivers, distribution plan and administrative services plan structures for the Dividend Opportunities Fund and Global Equity Income Fund are identical. For more information, see the section entitled “Your Account” in the Ivy Funds Prospectus that accompanies this Prospectus/Proxy Statement and incorporated by reference herein.

Purchase, Exchange, and Redemption Procedures. Procedures for and policies relating to the purchase, exchange and redemption of the Dividend Opportunities Fund’s and Global Equity Income Fund’s shares are identical. For more detailed information you should refer to the section entitled “Your Account” for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges, and redemptions of the Funds’ shares that can be found in the Ivy Funds Prospectus that accompanies this Prospectus/Proxy Statement and is incorporated by reference herein.

Dividends, Distributions, and Taxes. Both the Dividend Opportunities Fund and the Global Equity Income Fund expect to declare and distribute all of its net investment income, if any, to shareholders as dividends at least quarterly in March, June, September and December. Each Fund will also distribute net realized capital gains, if any, at least annually. For more information about dividends, distributions and the tax implications of investing in the Funds, please see the section entitled “Your Account–Distributions and Taxes” in the Ivy Funds Prospectus that accompanies this Prospectus/Proxy Statement and is incorporated by reference herein.

THE PROPOSAL – Approval of the Reorganization of the Dividend Opportunities Fund into the Global Equity Income Fund

General

Shareholders who are concerned about the Reorganization of the Dividend Opportunities Fund into the Global Equity Income Fund may redeem or exchange their Dividend Opportunities Fund shares at any time prior to the consummation of the Reorganization. Exchanges and redemptions are considered taxable events and may result in capital gains or capital loss for tax purposes. In addition, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Reorganization is consummated, shareholders will be free to redeem their shares of the Global Equity Income Fund that they receive in the Reorganization at the shares’ current NAV, less any applicable CDSC. For Class A, Class B or Class C shares that you received in connection with the Reorganization to which a CDSC would otherwise apply, the time period for the CDSC will continue to age from the date you purchased the respective shares of the Dividend Opportunities Fund.

Terms of the Reorganization Plan

If approved by Shareholders of the Dividend Opportunities Fund, the Reorganization is expected to occur on or around February 26, 2018. The Reorganization Plan is attached as Appendix A to this Prospectus/Proxy Statement for your review. The following is a brief summary of the principal terms of the Reorganization Plan:

–	The Dividend Opportunities Fund will transfer all of its assets in exchange for the Global Equity Income Fund’s assumption of all of the Dividend Opportunities Fund’s liabilities and obligations and shares of the Global Equity Income Fund with an aggregate NAV equal to the aggregate NAV of the transferred assets and liabilities.

–	The Class A, B, C, E, I, N, R and Y shares of the Global Equity Income Fund received by the Dividend Opportunities Fund will be distributed to the Dividend Opportunities Fund’s respective shareholders of the corresponding Class A, B, C, E, I, N, R and Y shares pro rata in accordance with their percentage ownership of such class of the Dividend Opportunities Fund in full liquidation of the Dividend Opportunities Fund.

–	After the Reorganization, the Dividend Opportunities Fund will be terminated, and its affairs will be wound up in an orderly fashion.

–	The Reorganization will occur on the next business day after the time (currently scheduled to be 9:00 a.m., Central Time, on February 26, 2018, or such other date and time as the parties may determine) when the assets of each Fund are valued for purposes of the Reorganization.

The consummation of the Reorganization is subject to a number of conditions set forth in the Reorganization Plan. The Reorganization Plan may be terminated and the Reorganization abandoned at any time prior to the Closing Date, as set forth in the Reorganization Plan, by the Board if it determines that the Reorganization would be inadvisable for either Fund. Authorized officers of the Trust also may amend the Reorganization Plan at any time in any manner. The Trust’s officers also may change the Closing Date.

Shares You Will Receive in Connection with the Reorganization

If the Reorganization occurs, the shares of the Global Equity Income Fund you receive will have an aggregate NAV equal to the aggregate NAV of your Dividend Opportunities Fund shares as of the close of business on the business day before the closing of the Reorganization. You will have voting rights identical to those you currently have, but as a shareholder of the Global Equity Income Fund. The rights of shareholders of each Fund are identical since each Fund is a series of the Trust. All shareholder features that you have elected will remain available and in effect after the Reorganization unless you direct that the elections be changed.

Reasons for the Reorganization

IICO considered various factors before presenting the proposed Reorganization to the Board, which included: (i) the Dividend Opportunities Fund has limited growth opportunities, had experienced poor performance and was somewhat redundant with other products in the Ivy Fund complex; (ii) the merger would create a larger fund, which might be able to more easily reach various breakpoints in management fee schedules, spread fixed costs over a larger asset base and allow for more efficiencies in servicing the combined Global Equity Income Fund; (iii) former shareholders of the Dividend Opportunities Fund would be subject to the same or lower ongoing expenses; and (iv) the Global Equity Income Fund, after the Reorganization, will have the benefit of the combined expertise of the portfolio managers of the Dividend Opportunities Fund and the Global Equity Income Fund.

At a meeting held on October 9, 2017 the Board, including all the Independent Trustees, reviewed information about the proposed Reorganization and unanimously approved the Reorganization Plan and the resulting Reorganization. The Board further determined that the Reorganization Plan, and the resulting Reorganization, would be in the best interests of existing shareholders of each Fund, and that the interests of existing shareholders of each Fund would not be diluted as a result of the Reorganization. The Board recommends that you vote in favor of the Reorganization by approving the Reorganization Plan, which is attached as Appendix A to this Prospectus/Proxy Statement.

In proposing the Reorganization, IICO presented to the Board, at the October 9, 2017 meeting, its rationale for the Reorganization and, in particular identified, the following factors:

–	Similar Investment Objectives, Principal Investment Strategies and Principal Investment Risks. The Funds have similar investment objectives and principal investment strategies and principal investment risks;

–	Potential Economies of Scale. The Reorganization is intended to create a larger fund, and this will permit fixed costs to be spread over a larger asset base, potentially resulting in economies of scale over time;

–	Tax-Free Reorganization. The Reorganization will enable the Dividend Opportunities Fund’s shareholders to exchange their investment for an investment in the Global Equity Income Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a Dividend Opportunities Fund shareholder were to redeem his or her shares to invest in another fund, such as the Global Equity Income Fund, the transaction would be a taxable event for such shareholder (unless the shareholder is tax exempt). Similarly, if the Dividend Opportunities Fund were liquidated or reorganized in a taxable transaction, the transaction would be a taxable event for the Dividend Opportunities Fund’s shareholders (other than tax-exempt shareholders). After the Reorganization, shareholders may redeem any or all of their Global Equity Income Fund shares at NAV (subject to any applicable CDSC, as with a redemption of their Dividend Opportunities Fund shares) at any time, at which point the shareholders (other than those who are tax-exempt) would recognize a taxable gain or loss;

–	Reorganization Expenses Allocated Among the Funds. The total amount of the expenses for the Reorganization will be allocated based on net assets between the Dividend Opportunities Fund and the Global Equity Income Fund. This expense allocation will be made whether or not the Reorganization is consummated. The Board and Fund management believed that a partial allocation of Reorganization expenses to each Fund was appropriate because the Reorganization is expected to be beneficial to each Fund and its shareholders for the reasons discussed in this section;

–	Same or Lower Overall Expenses – By reorganizing into the Global Equity Income Fund, former Dividend Opportunities Fund shareholders will be subject to the same or lower ongoing expenses than those imposed by the Dividend Opportunities Fund. Where the current annual fund operating expenses of a share class of the Global Equity Income Fund are higher than its corresponding share class of the Dividend Opportunities Fund, IICO, IDI and/or WISC have agreed to limit the operating expenses that will be charged to shareholders of such class of shares of the Global Equity Income Fund to be equal to any lower expense ratio of the corresponding class of the Dividend Opportunities Fund through July 31, 2020; and

–	Continuity of Portfolio Management – The existing portfolio managers of both the Global Equity Income Fund and the Dividend Opportunities Fund will serve as co-portfolio managers to the combined Fund.

–	No Shareholder Dilution – The Reorganization will occur at the NAV of each Fund and therefore will not dilute the interests of a Fund’s shareholders.

Other considerations of the Board include:

–	the fact that shareholders of the Dividend Opportunities Fund will not pay any sales charge in connection with the Reorganization;

–	the investment management fees paid by the Dividend Opportunities Fund and Global Equity Income Fund and the historical and expected expense ratios of the Dividend Opportunities Fund as compared to the Global Equity Income Fund;

–	the historical investment performance records of the Dividend Opportunities Fund and the Global Equity Income Fund, relative to each other;

–	the portfolio composition of the Dividend Opportunities Fund as compared to the Global Equity Income Fund;

–	the terms and conditions of the Reorganization Plan;

–	alternatives to the Reorganization, including liquidation or seeking out other merger partners; and

–	the advice and recommendation of IICO, including their opinion that in light of the foregoing, the Reorganization would be in the best interests of each Fund’s shareholders.

The Board also considered the fact that the Global Equity Income Fund’s ability to use pre-Reorganization losses of the Dividend Opportunities Fund to offset post-Reorganization gains of the combined Fund was expected to be limited due to the application of loss limitation rules under federal tax law. The effect of this limitation will depend on the amount of losses in the Dividend Opportunities Fund at the time of the Reorganization, as well as the amount of post-Reorganization gains that are recognized. As a result, under certain circumstances the Dividend Opportunities Fund’s shareholders could receive taxable distributions as shareholders of the Global Equity Income Fund earlier than they would have if the Reorganization had not occurred. In addition, the Board also considered that shareholders of the Dividend Opportunities Fund will receive a proportionate share of any taxable income and gains realized by the Global Equity Income Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Global Equity Income Fund. As a result, shareholders of the Dividend Opportunities Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. In addition, the Board further considered that if the Global Equity Income Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the Dividend Opportunities Fund, shareholders of the Dividend Opportunities Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.

In considering the approval of the Reorganization Plan, the Board did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of the surrounding circumstances. After considering the above factors and based on the deliberations and its evaluation of the information provided to it, the Board concluded that the approval of the Reorganization Plan was in the best interest of each Fund and that the interest of existing shareholders of each Fund would not be diluted as a result of the Reorganization.

Repositioning of the Dividend Opportunities Fund’s Portfolio Assets. IICO currently estimates that a de minimis portion (i.e., less than 6%) of the Dividend Opportunities Fund’s portfolio assets may be sold before the closing of the Reorganization as part of a portfolio repositioning and separate from normal portfolio turnover. It is not anticipated that the sale of a de minimis portion of the portfolio assets prior to the closing of the Reorganization should result in any material amounts of capital gains to be distributed to shareholders. However, due to slight differences between the investment strategies and policies of the Dividend Opportunities Fund and Global Equity Income Fund, IICO currently estimates that approximately 25% of the Dividend Opportunities Fund’s portfolio assets are likely to be sold by the post-Reorganization Global Equity Income Fund after the closing of the Reorganization as part of a portfolio repositioning and separate from normal portfolio turnover. It is estimated that a post-Reorganization portfolio repositioning could take approximately two weeks. As discussed in the section below titled “Federal Income Tax Consequences of the Reorganization – General Limitations on Capital Losses,” the ability of the combined Global Equity Income Fund to fully use either Fund’s capital loss carryovers as of the closing, if any, to offset the capital gain resulting from such post-closing sales will be limited, which may result in shareholders of the combined Global Equity Income Fund receiving a greater amount of capital gain distributions than they would have had the Reorganization not occurred. The ability of the post-Reorganization Global Equity Income Fund to fully use the Dividend Opportunities Fund’s capital loss carryovers as of the closing, if any, to offset the capital gain resulting from such post-closing sales may be limited, which may result in shareholders of the combined Global Equity Income Fund receiving a greater amount of capital gain distributions than they would have had the Reorganization not occurred. Transaction costs also may be incurred due to the repositioning of the portfolio. IICO believes that these portfolio transaction costs will be less than 0.03% (3 basis points) of annual fund operating expenses, which includes estimated commissions that may be incurred during portfolio repositioning.

Federal Income Tax Consequences of the Reorganization

The Reorganization is intended to be tax-free. As a condition to consummation of the Reorganization, Stradley Ronon Stevens & Young, LLP, counsel to the Trust, will deliver an opinion (“Tax Opinion”) to the Trust to the effect that, based on the facts and assumptions stated

therein (as well as certain representations of the Trust) and the existing federal income tax law, and conditioned on the Reorganization being completed in accordance with the Reorganization Plan, for federal income tax purposes:

•

The Reorganization will qualify as a “reorganization” (as defined in section 368(a)(1) of the Internal Revenue Code of 1986, as amended (“Code”)), and each Fund will be a “party to a reorganization” (within the meaning of section 368(b) of the Code);

•	Neither Fund will recognize any gain or loss on the Reorganization;

•	The Dividend Opportunities Fund’s shareholders will not recognize any gain or loss on the exchange of their Dividend Opportunities Fund shares for Global Equity Income Fund shares;

•

The holding period for and tax basis in the Global Equity Income Fund shares that a Dividend Opportunities Fund shareholder receives pursuant to the Reorganization will include the holding period for, and will be the same as the aggregate tax basis in, the Dividend Opportunities Fund shares the shareholder holds immediately before the Reorganization (provided the shareholder holds the shares as capital assets at the time of the closing of the Reorganization); and

•

The Global Equity Income Fund’s tax basis in each asset the Dividend Opportunities Fund transfers to it will be the same as the Dividend Opportunities Fund’s tax basis therein immediately before the Reorganization, and the Global Equity Income Fund’s holding period for each such asset will include the Dividend Opportunities Fund’s holding period therefore.

Notwithstanding the foregoing, no opinion will be expressed as to the effect of the Reorganization on the Dividend Opportunities Fund, the Global Equity Income Fund or any Fund shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on termination or transfer thereof) under a mark to market system of accounting. Neither Fund has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization.

The Tax Opinion is not binding on the Internal Revenue Service (“IRS”) or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization was consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the Dividend Opportunities Fund would recognize gain or loss on the transfer of its assets to the Global Equity Income Fund, and each shareholder of the Dividend Opportunities Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Dividend Opportunities Fund shares and the fair market value of the shares of the Global Equity Income Fund it received.

Prior to the closing of the Reorganization, the Dividend Opportunities Fund will distribute to its shareholders substantially all of its investment company taxable income and net realized capital gain (after reduction by any available capital loss carryovers), if any, that have not previously been distributed to them. Any distributions of investment company taxable income and net realized capital gain will be taxable to the shareholders.

General Limitations on Capital Losses. Assuming the Reorganization qualifies as a tax-free reorganization, as expected, the Global Equity Income Fund will succeed to the tax attributes of the Dividend Opportunities Fund upon the closing of the Reorganization, including any capital loss carryovers that could have been used by the Dividend Opportunities Fund to offset its future realized capital gains, if any, for federal income tax purposes, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to increase the amount of taxable gain to the combined Fund and its shareholders post-closing. First, a Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Fund in the Reorganization on the Closing Date multiplied by the long term tax exempt rate for ownership changes during the month in which the Reorganization closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the Closing Date that is recognized in a taxable year). Second, if a Fund has built-in gains at the time of the Reorganization that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund. Third, the capital losses of the Dividend Opportunities Fund that may be used by the Global Equity Income Fund (including to offset any

“built-in gains” of the Dividend Opportunities itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Global Equity Income Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year.

The impact of such limitations on the combined Fund will depend upon numerous factors at the time of closing. As shown in the table below, the capital loss carryovers of the Global Equity Income Fund are expected to become subject to an annual limitation because the Global Equity Income Fund, as the smaller of the two Funds, will experience a more than 50% ownership change as a result of the Reorganization based on the net asset values of the Funds as of March 31, 2017. The annual limitation on the use of the Global Equity Income Fund’s aggregate capital loss carryovers following the Reorganization is not anticipated to be material as such capital loss carryovers are not subject to expiration. However, any capital gains recognized by the combined Fund on the sale of assets transferred by the Dividend Opportunities Fund to the Global Equity Income Fund may not be offset by the capital loss carryovers of the Global Equity Income Fund for five years following the Reorganization as described above.

	Dividend Opportunities Fund As of 3/31/17+	Global Equity Income Fund As of 3/31/17
	(in thousands)	(in thousands)
Aggregate capital loss carryovers (no expiration)	$0	$25,235
Unrealized appreciation on a tax basis	$204,942	$31,452
Net asset value	$965,996	$339,052
Annual limitation*	N/A	$6,747

+	On October 16, 2017, the WRA Dividend Opportunities Fund reorganized into the Dividend Opportunities Fund. The above information is based on pro forma combined information as of March 31, 2017.
*	Based on the long-term tax-exempt rate for ownership changes as of August 2017 of 1.99%.

Appreciation in Value of Investments. Shareholders of the Dividend Opportunities Fund will receive a proportionate share of any taxable income and gains realized by the combined Global Equity Income Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the combined Global Equity Income Fund. As a result, shareholders of the Dividend Opportunities Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. In addition, if the Global Equity Income Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the Dividend Opportunities Fund, shareholders of the Dividend Opportunities Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.

The foregoing description of the federal income tax consequences of the Reorganization applies generally to shareholders who are not tax-exempt investors and does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws.

Capitalization

The following table shows on an unaudited basis the capitalization of the Dividend Opportunities Fund and the Global Equity Income Fund as of March 31, 2017, and on a pro forma combined basis, giving effect to the Reorganization of the assets and liabilities of the Dividend Opportunities Fund by the Global Equity Income Fund at NAV as of that date.

	Dividend Opportunities Fund+	Global Equity Income Fund++	Pro Forma Adjustments	Global Equity Income Fund Pro Forma Combined[1,2]
Class A Shares[2]
Net asset value	$468,125,587	$69,339,206	$(115,314)[3]	$537,350,479
Shares outstanding	25,821,047	5,557,881	11,678,001	43,056,929
Net asset value per share	$18.13	$12.48	$-	$12.48

Class B Shares[2]
Net asset value	$9,355,576	$1,906,120	$(2,416)[3]	$11,259,281
Shares outstanding	525,571	152,873	224,465	902,909
Net asset value per share	$17.81	$12.47	$-	$12.47

Class C Shares[2]
Net asset value	$47,255,591	$11,781,983	$(12,667)[3]	$59,024,907
Shares outstanding	2,638,443	944,774	1,150,136	4,733,353
Net asset value per share	$17.91	$12.47	$-	$12.47

	Dividend Opportunities Fund+	Global Equity Income Fund++	Pro Forma Adjustments	Global Equity Income Fund Pro Forma Combined[1,2]
Class E Shares[2,4]
Net asset value	$5,726,605	$-	$(1,229)[3]	$5,725,376
Shares outstanding	316,589	-	141,852	458,441
Net asset value per share	$18.07	$-	$-	$12.48

Class I Shares[2]
Net asset value	$426,732,727	$250,526,673	$(145,307)[3]	$677,114,093
Shares outstanding	23,446,812	20,072,075	10,797,050	54,255,937
Net asset value per share	$18.20	$12.48	$-	$12.48

Class N Shares[2]
Net asset value	$2,406,274	$1,012,589	$(734)[3]	$3,418,129
Shares outstanding	132,207	81,066	60,397	273,669
Net asset value per share	$18.23	$12.49	$-	$12.49

Class R Shares[2]
Net asset value	$615,517	$310,578	$(199)[3]	$925,896
Shares outstanding	33,642	24,885	15,664	74,190
Net asset value per share	$18.12	$12.48	$-	$12.48

Class Y Shares[2]
Net asset value	$5,776,780	$4,175,083	$(2,135)[3]	$9,949,728
Shares outstanding	317,907	334,661	144,663	797,231
Net asset value per share	$18.17	$12.48	$-	$12.48

+	On October 16, 2017, the WRA Dividend Opportunities Fund reorganized into the Dividend Opportunities Fund. The above information is based on pro forma combined information as of March 31, 2017.
++	Global Equity Income Fund will be the accounting survivor for financial statement purposes.
[1]

Assumes the Reorganization was consummated on March 31, 2017, and is for information purposes only. No assurance can be given as to how many shares of the Global Equity Income Fund will be received by shareholders of the Dividend Opportunities Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Global Equity Income Fund that will actually be received on or after that date.

[2]

Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares and Class Y shares of the Dividend Opportunities Fund will be exchanged for new Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N Shares, Class R shares and Class Y shares, respectively, of the Global Equity Income Fund upon consummation of the Reorganization.

[3]	Adjustments reflect estimated one-time proxy, accounting, legal and other costs of approximately $280,000 to be allocated between the Dividend Opportunities Fund and the Global Equity Income Fund.
[4]	Class E shares of the Global Equity Income Fund are new and were created in anticipation of the Reorganization.

VOTING INFORMATION

THE IVY FUNDS BOARD UNANIMOUSLY RECOMMENDS

APPROVAL OF THE REORGANIZATION

Proxy Solicitation

The Board is soliciting proxies from the shareholders of the Dividend Opportunities Fund in order to seek approval of the Reorganization Plan at the Meeting which has been called to be held on February 1, 2018, 2:00 p.m. Central Time, at 6300 Lamar Avenue, Overland Park, Kansas. The meeting notice, this combined Prospectus/Proxy Statement and proxy cards are being mailed to shareholders beginning on or about December 8, 2017.

Required Vote for the Proposal

Approval of the Reorganization Plan by and between the Trust on behalf of the Dividend Opportunities Fund and the Global Equity Income Fund, will require the affirmative vote of the lesser of: (i) a majority of the outstanding shares of the Dividend Opportunities Fund or (ii) 67% of more of the outstanding shares of the Dividend Opportunities Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of the Dividend Opportunities Fund are present or represented by proxy. D.F. King & Co., Inc. (“DF King”) has been retained by the Trust to collect and tabulate shareholder votes. A vote of the shareholders of the Global Equity Income Fund is not needed to approve the Reorganization.

33.3% of the Dividend Opportunities Fund’s outstanding shares entitled to vote in person or by proxy as of the Record Date shall be a quorum for the transaction of business at the Meeting. Under relevant state law and the Dividend Opportunities Fund’s By-laws, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as votes present at the Meeting; abstentions and broker non-votes, however, will not be treated as votes cast at such Meeting. Thus, abstentions and broker non-votes will be included for purposes of determining whether a quorum is present but will have the same effect as a vote against the Reorganization Plan. However, it is the Trust’s understanding that because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the single matter expected to be presented at the Meeting with respect to the Dividend Opportunities Fund, there are unlikely to be any “broker non-votes” at the Meeting.

Adjournments

In the event that a quorum is not present at the Meeting, or if the Dividend Opportunities Fund has not received enough votes by the time of the Meeting to approve the Proposal, the chairman of the Meeting, may propose that such Meeting be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of the Dividend Opportunities Fund that are present in person or by proxy when the adjournment is being voted on. If a quorum is present, the person appointed by the Dividend Opportunities Fund as a proxy (a “Designee”) will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the Proposal and the Designees will vote against any such adjournment any proxy that directs them to vote against the Proposal. The Designees will not vote any proxy that directs them to abstain from voting on the Proposal. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment.

The Meeting has been called to transact any business that properly comes before it. The only business that management of the Dividend Opportunities Fund intends to present or knows that others will present is the Proposal. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the Designees intend to vote the proxies in accordance with their judgment, unless the Secretary of the Trust has previously received written contrary instructions from the shareholder entitled to vote the shares.

Voting Process

A proxy card is in essence a ballot. When you vote your proxy, it tells the Dividend Opportunities Fund how you want to vote on the Registration. You can vote in any one of the following ways:

(a)	By mail, by filling out and returning the enclosed proxy card;

(b)	By phone or Internet (see enclosed proxy card for instructions); or

(c)	In person at the Meeting.

Shareholders who owned shares on the Record Date, November 29, 2017, are entitled to vote at the Meeting. For each full share of the Dividend Opportunities Fund that you hold, you are entitled to one vote, and for each fractional share you hold, you are entitled to a proportionate fractional vote. If you choose to vote by mail and you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer’s name must exactly match the name that appears on the card. Shares represented by duly executed proxies will be voted as instructed on the proxy. If no instructions are given, the proxy will be voted in favor of the Reorganization and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting. If your shares are held of record by a broker-dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and presented it at the Meeting. You can revoke your proxy at any time before it is exercised by sending a signed, written letter of revocation to the Secretary of the Trust, by properly executing and submitting a later-dated proxy or by attending the Meeting and voting in person.

Proxies will be solicited primarily by mailing this Prospectus/Proxy Statement and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of the Trust or by employees or agents of its service contractors. The total expenses of the Reorganization, for legal and accounting expenses, outside solicitation firm costs, printing, postage, proxy out-of-pocket costs and proxy solicitation, mailing, reporting and tabulation costs, and regulatory filing fees, are expected to be approximately $280,000 which will be allocated based on net assets between the Dividend Opportunities Fund and the Global Equity Income Fund.

In addition, DF King (the “Solicitor”) has been engaged to assist in the solicitation of proxies, primarily by contacting shareholders by telephone to remind them to vote and to assist them if they choose to vote their proxy over the telephone. The cost of this solicitation is estimated to be approximately $75,000, plus any out of pocket expenses, such costs will be allocated based on net assets between the Dividend Opportunities Fund and the Global Equity Income Fund.

As the date of the Meeting approaches, however, certain Dividend Opportunities Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Dividend

Opportunities Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Trust believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail or by other acceptable means. If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and for confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to the Solicitor, then the Solicitor representative may ask for the shareholder’s instructions on the Proposal described in this Prospectus/Proxy Statement. Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy Statement. The Solicitor representative will record the shareholder’s instructions on the proxy card. Within 72 hours, the shareholder will be sent a letter or mailgram, confirming his or her vote and requesting that the shareholder call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

For shareholders of Class E shares of the Dividend Opportunities Fund or Global Equity Income Fund, the Fund that serves as the investment options for your Ivy InvestEd 529 Plan account may from time to time issue proxies requesting that their shareholders vote on various important issues. As the record owner of the Class E shares of either the Dividend Opportunities Fund or the Global Equity Income Fund, the Arizona Commission for Postsecondary Education has the exclusive authority to vote all proxies in its sole discretion. Information regarding proxies received will be posted to the Commission’s website (azhighered.gov/) for review and comment by account owners.

Shares Outstanding and Entitled to Vote

Only the shareholders of record of the Dividend Opportunities Fund as of the Record Date will be entitled to vote at the Meeting. On the Record Date, the number of shares outstanding of the Dividend Opportunities Fund was as follows:

Class	Number of shares outstanding and entitled to vote
Class A
Class B
Class C
Class E
Class I
Class N
Class R
Class Y
Total

Dissenter Rights

Shareholders who object to the Reorganization of the Dividend Opportunities Fund into the Global Equity Income Fund will not be entitled under Delaware law or the Trust’s Agreement and Declaration of Trust or Bylaws to demand payment for, or an appraisal of, their shares. However, shareholders may redeem or exchange your Dividend Opportunities Fund shares at any time prior to the consummation of the Reorganization. In addition, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Reorganization is consummated, shareholders will be free to redeem the shares of the Global Equity Income Fund which they receive in the transaction at their current NAV, less any applicable CDSC. After the Reorganization, the shares acquired in the Reorganization may be exchanged for shares of the same class of any other fund in the Ivy Family of Funds without the payment of an additional sales charge or CDSC.

Shareholder Communications

Shareholder communications to the Board must be in writing and addressed to the Board and to the attention of Jennifer K. Dulski, Secretary of the Trust, at 6300 Lamar Avenue, Overland Park, Kansas 66202. If a specific Trustee is the intended recipient of such communication, the name of that Trustee must be noted therein. The

Secretary will forward such correspondence only to the intended recipient if one is noted. Prior to forwarding any correspondence, the Secretary will review the communication and will not forward communications deemed by the Secretary, in her discretion, to be frivolous, of inconsequential commercial value or otherwise inappropriate for the Board’s consideration. Any communication reviewed by the Secretary and not forwarded to the Board for consideration shall be forwarded to and reviewed by independent legal counsel to the Independent Trustees. In the event independent legal counsel to the Independent Trustees disagrees with the determination of the Secretary and deems such communication appropriate for Board consideration, such communication shall be forwarded to the Board or members thereof, as appropriate. Each Fund will retain shareholder communications addressed to the Board in accordance with its record retention policy.

Shareholder Proposals at Future Meetings

Neither the Dividend Opportunities Fund nor the Global Equity Income Fund holds annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of the Dividend Opportunities Fund or Global Equity Income Fund must be received by the Trust, on behalf of the relevant Fund, in writing a reasonable time before the Dividend Opportunities Fund or Global Equity Income Fund, as the case may be, solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting. Shareholder proposals should be sent to the Trust, on behalf of the relevant Fund, Attention: Secretary, at 6300 Lamar Avenue, P. O. Box 29217, Shawnee Mission, Kansas 66201-9217.

Ownership of Shares

As of November 20, 2017, the Trust believes that its Trustees and officers, as a group, owned less than one percent of each class of shares of each Fund and of the Trust as a whole. The tables below show, as of November 20, 2017, the shareholders of record who owned 5% or more of the outstanding shares of the noted class of shares of the Dividend Opportunities Fund and Global Equity Income Fund:

Dividend Opportunities Fund
Class	Shareholder Name	City and State	Amount of Shares Owned	Percentage of Fund Owned
B	Edward Jones	Saint Louis, MO	58,036.419	13.85%
B	National Financial Services Corporation	Boston, MA	84,342.435	20.13%
B	Merrill Lynch Pierce Fenner & Smith	Jacksonville, FL	31,526.506	7.52%
B	First Clearing LLC	Saint Louis, MO	24,658.166	5.88%
C	UBS Financial Services Inc.	Jersey City, NJ	176,054.679	7.89%
C	Merrill Lynch Pierce Fenner & Smith	Jacksonville, FL	160,659.059	7.20%
C	First Clearing LLC	Saint Louis, MO	206,262.759	9.24%
C	Morgan Stanley Smith Barney LLC	Jersey City, NJ	250,115.614	11.20%
C	Raymond James & Associates	St. Petersburg, FL	163,726.668	7.33%
E	Leon Ricks	Mesa, AZ	23,176.633	6.63%
R	Ivy Funds Distributor	Mission, KS	16,069.429	65.73%
R	UBS Financial Services Inc.	Jersey City, NJ	2,855.222	11.68%
R	Merrill Lynch Pierce Fenner & Smith	Jacksonville, FL	3,038.698	12.43%
R	Raymond James & Associates	St. Petersburg, FL	2,485.168	10.16%
Y	Nationwide Investment Services Corporation	Columbus, OH	193,327.952	70.33%
Y	Merrill Lynch Pierce Fenner & Smith	Jacksonville, FL	32,603.602	11.86%
N	Edward Jones	Saint Louis, MO	11,589.183	13.66%
N	National Financial Services Corporation	Boston, MA	73,244.891	86.34%

Global Equity Income Fund
Class	Shareholder Name	City and State	Amount of Shares Owned	Percentage of Fund Owned
A	Edward Jones	Saint Louis, MO	338,345.548	7.06%
B	Edward Jones	Saint Louis, MO	8,722.566	6.26%
B	Ivy Investment Management Company	Mission, KS	102,777.779	73.80%
C	Edward Jones	Saint Louis, MO	47,576.859	5.16%
C	Ivy Investment Management Company	Mission, KS	315,058.481	34.17%
C	Morgan Stanley Smith Barney LLC	Jersey City, NJ	100,331.402	10.88%
C	Raymond James & Associates	St. Petersburg, FL	62,465.475	6.77%
R	Ivy Funds Distributor	Mission, KS	22,481.869	86.61%
R	Merrill Lynch Pierce Fenner & Smith	Jacksonville, FL	3,473.842	13.38%
Y	Ivy Investment Management Company	Mission, KS	315,912.410	99.58%
N	Edward Jones	Saint Louis, MO	21,418.762	7.92%
N	National Financial Services Corporation	Boston, MA	247,802.092	91.68%

The portion of the Global Equity Income Fund owned by the shareholders named above, upon consummation of the Reorganization based on the holdings shown above, is expected to decline.

Additional Information

For additional information about the Funds, see the Ivy Funds Prospectus and Ivy Funds SAI, copies of which may be obtained without charge by writing or calling the Trust at the address and telephone number set forth on the first page of this Prospectus/Proxy Statement. Information about the Funds (including the most recent Annual and Semiannual Reports) is available from the SEC’s web site at http://www.sec.gov and also may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC’s Public Reference Room, Room 1580, 100 F Street NE, Washington, D.C. 20549-1520 and at certain of the SEC’s regional offices: SEC Regional Offices: Atlanta – 950 East Paces Ferry NE, Suite 900, Atlanta GA 30326; Boston – 33 Arch Street, 23rd Floor, Boston, MA 02110; Chicago – 175 West Jackson Blvd., Suite 900, Chicago, IL 60604; Denver –1961 Stout Street, Suite 1700, Denver, CO 80294; Fort Worth – Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, TX 76102; Los Angeles – 444 South Flower Street, Suite 900, Los Angeles, CA 90071; Miami – 801 Brickell Ave., Suite 1800, Miami, FL 33131; New York – 200 Vesey Street, Suite 400, New York, NY 10281; Philadelphia – One Penn Center, 1617 JFK Boulevard, Suite 520, Philadelphia, PA 19103; Salt Lake City – 351 S. West Temple Street, Suite 6.100, Salt Lake City, UT 84101; and San Francisco – 44 Montgomery Street, Suite 2800, San Francisco, CA 94104. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202-551-8090.

APPENDIX A – AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”), made as of this 9th day of October, 2017 by the Ivy Funds (the “Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 6300 Lamar Ave, Shawnee Mission, KS 66201-9217, on behalf of the Ivy Dividend Opportunities Fund (the “Acquiring Fund”) and Ivy Global Equity Income Fund (the “Acquiring Fund”), each a series of the Trust and the Ivy Investment Management Company, the investment manager to the Acquired Fund and Acquiring Fund (“IIMCO”), joins this Agreement solely for the purposes of Section 9.

WHEREAS, the Trust desires to enter into and perform the reorganization described herein (the “Reorganization”) pursuant to which, among other things, at the respective times hereinafter set forth, (1) the Acquired Fund shall transfer all of its respective Assets (as defined below) to the Acquiring Fund in exchange solely for full and fractional Class A, Class B, Class C, Class E, Class I, Class R, Class N and Class Y shares of beneficial interest of the Acquiring Fund; (ii) the assumption by the Trust on behalf of the Acquiring Fund of all of the Liabilities (as defined below) of the Acquired Fund; (2) the distribution of the Acquiring Fund’s shares to the shareholders of the Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iii) the dissolution of the Acquired Fund as soon as practicable after the closing date (as referenced in Section 3 hereof and hereinafter called the “Closing Date”), all upon and subject to the terms and conditions of this Agreement hereinafter set forth;

WHEREAS, the parties intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”);

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound hereby, the parties hereto covenant and agree as follows:

1.	Transfer of Assets and Liabilities, Liquidation and Dissolution of the Acquired Fund

Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

(a) On the Closing Date (as defined in Section 3), the Trust, on behalf of the Acquired Fund, will transfer and deliver to the Trust, on behalf of the Acquiring Fund, all property, goodwill, and assets of every description and all interests, rights, privileges and powers of the Acquired Fund that are shown as an asset on the books and records of the Acquired Fund on the Closing Date (the “Assets”). In consideration thereof, the Trust agrees that on the Closing Date: (i) the Trust on behalf of the Acquiring Fund shall assume and pay when due all obligations and liabilities of the Acquired Fund, existing on or after the Closing Date, whether absolute, accrued, contingent or otherwise (except that certain expenses of the Reorganization contemplated hereby to be paid by the persons as provided in Section 9 hereof shall not be assumed or paid by the Acquiring Fund) (collectively, the “Liabilities”), and such Liabilities shall become the obligations and liabilities of the Acquiring Fund; and (ii) the Trust, on behalf of the Acquiring Fund shall deliver to the Trust, the number of full and fractional (calculated to the third decimal place) shares of each Class A, Class B, Class C, Class E, Class I, Class R, Class N and Class Y shares of beneficial interest, without par value, of the Acquiring Fund (“Acquiring Fund Shares”), determined as provided in Section 2(a) below. In order to effect the delivery of shares, the Trust will establish an open account of the Acquiring Fund for each shareholder of the Acquired Fund and, on the Closing Date, will credit to such account the number of full and fractional (calculated to the third decimal place) Acquiring Fund Shares as calculated in accordance with Section 2(a). Simultaneously with the crediting of the Acquiring Fund Shares to the shareholders of record of the Acquired Fund, the shares of the Acquired Fund held by such shareholders shall be cancelled by the Trust. The Trust shall not be obligated to issue certificates representing Acquiring Fund Shares in connection with such exchange.

(b) Immediately upon receipt of Acquiring Fund Shares of the Acquiring Fund, the Acquired Fund shall distribute, in complete liquidation, pro rata to the shareholders of record of the Acquired Fund at the Closing Date, the Acquiring Fund Shares that have been received.

(c) As soon as practicable following the Closing Date, the Trust shall dissolve the Acquired Fund pursuant to the provisions of the Trust Instrument and the laws of the State of Delaware, and, after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

(d) The Trust, on behalf of the Acquiring Fund and the Acquired Fund, intends that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code. The Trust on behalf of the Acquiring Fund and the Acquired Fund shall not take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

2.	Share Calculations and Valuation of Assets

(a) The number of Class A, Class B, Class C, Class E, Class I, Class R, Class N and Class Y shares of the Acquiring Fund issued to the Acquired Fund will be determined as follows: the value of the Acquired Fund’s Assets that are so conveyed less the Liabilities that are assumed (determined as of the Valuation Date as defined below), that are attributable to Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class R shares, Class N shares and Class Y shares of the Acquired Fund shall be divided by the net asset value (“NAV”) of one Class A share, Class B share, Class C share, Class E shares, Class I share, Class R share, Class N share and Class Y share, respectively, of the Acquiring Fund that is to be delivered with respect thereto (determined as of the Valuation Date as defined below).

(b) With respect to the Acquired Fund, the value of its Assets shall be the value of such Assets computed as of the time at which the Acquired Fund’s NAV is calculated as of the regular close of business (“Close of Business”) of the New York Stock Exchange (“NYSE”) on the valuation date (as defined in Section 3 hereof and hereinafter called the “Valuation Date”), which shall be the business day immediately preceding the Closing Date, using the valuation procedures set forth in the Trust’s currently effective prospectus and statement of additional information with respect to the Acquired Fund.

(c) The NAV per share of each class of Acquiring Fund Shares shall be computed on the Valuation Date in the manner set forth in the Acquiring Fund’s currently effective prospectus.

3.	Valuation Date and Closing Date

(a) The Valuation Date, with respect to the Acquired Fund and the Acquiring Fund, shall be Close of Business on February 23, 2018, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each of the parties (the “Valuation Date”).

(b) The Closing Date, with respect to the Acquired Fund and the Acquiring Fund, shall occur on February 26, 2018, or such other date as the officers of the Trust (the “Closing Date”). The closing of the Reorganization shall take place at the principal office of the Trust, 6300 Lamar Ave, Shawnee Mission, KS 66201-9217 or at such other place as the officers of the parties may mutually agree. All acts taking place at the closing shall be deemed to take place simultaneously as of immediately before the opening of business on the Closing Date.

(c) Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the officers of the Trust, accurate appraisal of the value of the net Assets of the Acquired Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading on the NYSE shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net Assets of the Acquired Fund is practicable in the judgment of the officers of the Trust.

(d) On the Closing Date, the portfolio securities of the Acquired Fund and all of the Acquired Fund’s cash shall be delivered by the Acquired Fund to the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”) and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such transfer stamps. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of “Bank of New York Mellon, custodian for Ivy Global Equity Income Fund, a series of Ivy Funds.”

4.	Representations and Warranties by the Trust on behalf of the Acquired Fund

The Trust, on behalf of the Acquired Fund, represents and warrants that:

(a) The Trust is a statutory trust created under the laws of the State of Delaware on November 13, 2008 and is validly existing and in good standing under the laws of that State. The Trust, of which the Acquired Fund is a separate series of shares of beneficial interest, is duly registered under the 1940 Act, as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing Date and all of the shares of the Acquired Fund issued and outstanding have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital or obtaining any required initial shareholder approvals.

(b) The Trust is authorized to issue an unlimited number of shares of each class of shares of beneficial interest, without par value, of the Acquired Fund. Each outstanding share of the Acquired Fund is validly issued, fully paid, non-assessable, has full voting rights, and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital or obtaining any required initial shareholder approvals, is freely transferable.

(c) The Trust has the necessary power and authority to conduct its business and the business of the Acquired Fund as such businesses are now being conducted.

(d) The Trust is not a party to or obligated under any provision of its Trust Instrument, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(e) The Trust, on behalf of the Acquired Fund, has no material contracts or other commitments (other than the Agreement or agreement for the purchase of securities entered into the ordinary course of business and consistent with the obligations under the Agreement) which will not be terminated by it in accordance with their terms at or prior to the Closing Date or which will result in a penalty or additional fee to be due from or payable by it.

(f) The Acquired Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4(j) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with those shown in such financial statements since the dates of those financial statements.

(g) The Trust has elected to treat the Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Code, the Acquired Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and the consummation of the transactions contemplated by the Agreement will not cause the Acquired Fund to fail to be qualified as a RIC as of the Closing Date. The Acquired Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply.

(h) On the Closing Date, all material Returns (as defined below) of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Trust’s knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquired Fund or its Assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquired Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).

(i) The books and records of the Trust and the Acquired Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Trust and the Acquired Fund.

(j) The financial statements appearing in (i) the Annual Report to Shareholders of the Acquired Fund for the fiscal year ended March 31, 2017, audited by Deloitte & Touche LLP, and any interim unaudited financial statements fairly present the financial position of the Acquired Fund, and the results of its operations, in conformity with generally accepted accounting principles applied on a consistent basis. Since the date of such financial statements, there have been no material adverse changes in the Acquired Fund’s financial condition, assets, liabilities, or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of the Acquired Fund arising after such date. For the purposes of this subsection (j), a decline in the NAV of the Acquired Fund shall not constitute a material adverse change.

(k) The Registration Statement on Form N-14 (the “Registration Statement”) referred to in Section 7(d), including any prospectus or statement of additional information contained or incorporated therein by reference and any supplements or amendments thereto, insofar as it relates to the Acquired Fund, will, from the effective date of the Registration Statement through the Closing Date: (i) comply in all material respects with the provisions of the 1933 Act and the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.

(l) The Acquired Fund’s current prospectus and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquired Fund Prospectus”) conform in all material respects with the applicable requirements of the 1933 Act, and the rules and regulations of the SEC thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquired Fund is a party that are not referred to in the Acquired Fund Prospectus or in the registration statement of which it is a part;

(m) There is no inter-corporate indebtedness existing between the Acquired Fund and the Acquiring Fund that was issued, acquired, or will be settled at a discount.

(n) The Acquired Fund has no outstanding options, warrants, pre-emptive rights or other rights to subscribe for or purchase Acquiring Fund Shares except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(o) There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Acquired Fund. The Acquired Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund’s business or its ability to consummate the transactions herein contemplated.

(p) Neither the Trust nor the Acquired Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(q) Neither the Trust nor the Acquired Fund has any unamortized or unpaid organizational fees or expenses.

(r) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust, on behalf of the Acquired Fund, of the transactions contemplated by the Agreement, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.

(s) At the Closing Date, the Trust will, on behalf of the Acquired Fund, (i) have good and marketable title to all of the Assets to be transferred to the Acquiring Fund pursuant to Section 1, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the Assets subject thereto, or materially affect title thereto; and (ii) will have full rights, power and authority to sell, assign transfer and deliver such Assets to be transferred to the Acquiring Fund pursuant to this Agreement.

5.	Representations and Warranties by the Trust on Behalf of the Acquiring Fund

The Trust, on behalf of the Acquiring Fund, represents and warrants that:

(a) The Trust, of which the Acquiring Fund is a separate series of shares of beneficial interest, is duly registered under the 1940 Act as an open-end, management investment company. Such registration is in full force and effect as of the date hereof or will be in full force and effect as of the Closing Date and all of the shares of the Acquiring Fund issued and outstanding have been sold pursuant to an effective registration statement filed under the 1933 Act and the 1940 Act, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital or obtaining any required initial shareholder approvals.

(b) The Trust is authorized to issue an unlimited number of shares of each class of shares of beneficial interest, without par value, of the Acquiring Fund. Each outstanding share of the Acquiring Fund is validly issued, fully paid, non-assessable, has full voting rights and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital or obtaining any required initial shareholder approvals, is freely transferable. The Acquiring Fund Shares of the Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued, fully paid, non-assessable and freely transferable and have full voting rights.

(c) The Trust has the necessary power and authority to conduct its business and the business of the Acquiring Fund as such businesses are now being conducted.

(d) The Trust is not a party to or obligated under any provision of its Trust Instrument, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(e) The Acquiring Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5(i) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

(f) The Trust, with respect to the Acquiring Fund, has elected, to treat the Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, and the Acquiring Fund is a “fund” as defined in Section 851(g)(2) of the Code. The Acquiring Fund has qualified as a RIC for each taxable year since inception that has ended prior to the Closing Date, and the consummation of the transactions contemplated by the Agreement will not cause the Acquiring Fund to fail to be qualified as a RIC as of the Closing Date. The Acquiring Fund will satisfy the requirements of Part I of Subchapter M of the Code to maintain qualification as a regulated investment company for its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply.

(g) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Trust’s knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.

(h) The books and records of the Trust and the Acquiring Fund, are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Trust and the Acquiring Fund.

(i) The financial statements appearing in the Acquiring Fund’s Annual Report to Shareholders for the fiscal year ended March 31, 2017, audited by Deloitte & Touche, LLP, and any interim unaudited financial statements fairly present the financial position of the Acquiring Funds as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis. Since the date of such financial statements, there have been no material adverse changes in the Acquiring Fund’s financial condition, assets, liabilities, or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of the Acquiring Fund arising after such date. For the purposes of this subsection (i), a decline in the NAV of the Acquiring Fund shall not constitute a material adverse change.

(j) The Registration Statement, including any prospectus or statement of additional information contained or incorporated therein by reference and any supplements or amendments thereto, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the Closing Date: (i) comply in all material respects with the provisions of the 1933 Act, and the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein.

(k) The Acquiring Fund’s current prospectus and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquiring Fund Prospectus”) conforms in all material respects with the applicable requirements of the 1933 Act and the rules and regulations of the SEC thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in the Acquiring Fund Prospectus or in the registration statement of which it is a part;

(l) There is no inter-corporate indebtedness existing between the Acquired Fund and the Acquiring Fund that was issued, acquired, or will be settled at a discount.

(m) The Acquiring Fund has no outstanding options, warrants, pre-emptive rights or other rights to subscribe for or purchase Acquiring Fund Shares, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(n) There is no material suit, judicial action, or legal or administrative proceeding or investigation pending or threatened against the Acquiring Fund. The Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(o) Neither the Trust nor the Acquiring Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(p) Neither the Trust nor the Acquiring Fund has any unamortized or unpaid organizational fees or expenses.

(q) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust, on behalf of the Acquiring Fund, of the transactions contemplated by the Agreement, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.

(r) On the Closing Date, the Acquiring Fund Shares of the Acquiring Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the Acquired Fund are currently eligible for offering to the public, and there will be an unlimited number of shares of the Acquiring Fund registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

6.	Covenants of the Trust on Behalf of the Acquired Fund

(a) The Trust covenants to operate the business of the Acquired Fund as currently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.

(b) The Trust undertakes that the Trust and the Acquired Fund will not acquire the Acquiring Fund Shares of the Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Fund’s shareholders.

(c) The Trust covenants that by the time of the Closing Date, all of the Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d) The Trust undertakes that, if the Reorganization is consummated, the Acquired Fund will liquidate and dissolve.

(e) The Board of Trustees of the Trust shall cause to be prepared, filed with the United States Securities and Exchange Commission (the “Commission”), and mailed to each shareholder of record of the Acquired Fund, the combined proxy statement/prospectus that complies in all material respects with the applicable provisions of the 1933 Act and the 1940 Act, and the respective rules and regulations thereunder.

(f) The Trust, on behalf of the Acquired Fund, will declare and pay or cause to be paid a dividend or dividends prior to the Closing Date, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of the Acquired Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); (ii) all of the Acquired Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover); and (iii) at least 90 percent of the excess, if any, of the Acquired Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the First Closing Date and at least 90 percent of such net tax-exempt income for such final taxable year.

(g) Subject to the provisions of this Agreement, the Trust shall take, or cause to be taken, all actions or do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Agreement.

7.	Covenants of the Trust on Behalf of the Acquiring Fund

(a) The Trust covenants to operate the business of the Acquiring Fund as currently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.

(b) The Trust covenants that the Acquiring Fund Shares of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing Date and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

(c) The Trust covenants that by the Closing Date, the federal and other Tax returns and reports required by law to be filed by it and the Acquiring Funds, if any, on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d) The Trust will file with the Commission a Registration Statement under the 1933 Act, relating to the Acquiring Fund Shares of the Acquiring Fund issuable hereunder, will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable and will mail to each shareholder of record of the Acquired Fund entitled to receive the combined proxy statement/prospectus included in the Registration Statement.

(e) The Trust shall provide the Acquiring Fund with information reasonably necessary for the preparation and distribution of the combined proxy statement/prospectus to be included in the Registration Statement, in compliance with the 1933 Act and the 1940 Act.

(f) Subject to the provisions of the Agreement, the Trust shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Agreement.

8.	Conditions Precedent to be Fulfilled by the Trust

The obligations of the Trust to effectuate this Agreement and the Reorganization hereunder shall be subject to the following respective conditions:

(a) That (i) all the representations and warranties of the Trust contained herein shall be true and correct in all material respects as of the Closing Date with the same effect as though made as of and at such date; and (ii) the Trust shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing Date.

(b) That the Registration Statement will have become effective and Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the Reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

(c) The Trust, on behalf of the Acquired Fund, shall have declared and paid or cause to have been paid a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of the Acquired Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); (ii) all of the Acquired Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year in each case after reduction for any capital loss carryover; and (iii) at least 90 percent of the excess, if any, of the Acquired Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for such final taxable year.

(d) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a material adverse effect, or the risk thereof, on the assets and properties of the Acquired Fund and/or Acquiring Fund.

(e) That prior to or at the Closing Date, the Trust on behalf of the Acquired Fund and the Acquiring Fund, shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“Stradley”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the State of Delaware, the terms of this Agreement and in accordance with customary representations provided by the Trust in a certificate delivered to Stradley, as to the Acquiring Fund and Acquired Fund:

(i) The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund, as provided for in the Agreement, in exchange for Acquiring Fund Shares to be issued pursuant to Section 1 hereof and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund to its shareholders of Acquiring Fund Shares in complete liquidation of the Acquired Fund, should qualify as a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(ii) No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to, and assumption of its Liabilities by, the Acquiring Fund in exchange solely for the Acquiring Fund Shares pursuant to Section 361(a), 361(c)(1) and Section 357(a) of the Code;

(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Acquired Fund in exchange solely for voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund pursuant to Section 1032(a) of the Code;

(iv) No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund Shares to its shareholders in complete liquidation of the Acquired Fund (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code;

(v) The basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of these assets to the Acquired Fund immediately prior to the exchange pursuant to Section 362(b) of the Code;

(vi) The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code;

(vii) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their Acquired Fund shares for voting shares (including fractional shares to which they may be entitled) of the Acquiring Fund, pursuant to Section 354(a)(1) of the Code;

(viii) The basis of the Acquiring Fund Shares received by the shareholders of the Acquired Fund in accordance with Section 1 hereof (including fractional shares to which they may be entitled)

will be the same as the basis of Acquired Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code;

(ix) The holding period of the Acquiring Fund Shares received by the shareholders of the Acquired Fund in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that such Acquired Fund shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code; and

(x) For purposes of Section 381 of the Code, either: the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Income Tax Regulations; or (ii) the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the Income Tax Regulations), the items of Acquired Fund described in Section 381(c) of the Code as if there had been no Reorganization.

(f) That the Trust’s Registration Statement with respect to the Acquiring Fund Shares of the Acquiring Fund to be delivered to the Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing Date, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(g) That the Acquiring Fund Shares of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trust with the securities commission or agency of each state or other jurisdiction of the United States with which such eligibility is required in order to permit the shares lawfully to be delivered to the shareholders of the Acquired Fund.

9.	Fees and Expenses

The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, which fees and expenses shall include, without limitation, costs of legal advice, accounting, printing, mailing, transfer taxes, and any other stamp duty taxes, if any, shall be borne as follows: The Acquired Fund 50% and the Acquiring Fund 50%. Neither the Acquired Fund nor the Acquiring Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the reorganization contemplated by this Agreement unless those expenses are solely and directly related to the reorganization contemplated by this Agreement (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187).

10.	Termination; Waiver; Order

(a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Reorganization abandoned at any time prior to the Closing Date as follows:

(1) by the Trust; or

(2) by the Trust if any condition precedent to its obligations set forth in Section 8 has not been fulfilled.

(b) If the transactions contemplated by this Agreement have not been consummated by the later of April 1, 2018 this Agreement shall automatically terminate on such later date, unless a later date is agreed to by the officers of the Trust.

(c) In the event of termination of this Agreement pursuant to the provisions hereof, the Agreement shall become void and have no further effect, and there shall not be any liability on the part of the Trust or persons who are their trustees, officers, agents or shareholders in respect of this Agreement but all expenses incidental to the preparation and carrying out of the Agreement shall be paid as provided in Section 9 hereof.

(d) At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Trust. Such waiver shall be in writing and authorized by an officer of the Trust. The failure of the Trust to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

(e) The respective representations and warranties contained in Sections 4 and 5 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and the Trust, nor any of its

officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

(f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement.

11.	Liability of the Trust

(a) The Trust acknowledges and agrees that all obligations of the Trust under this Agreement are binding only with respect to the Acquiring Fund; that any liability of the Trust under this Agreement with respect to the Acquiring Fund and the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund and the Acquired Fund, shall be discharged only out of the assets of the Acquiring Fund and the Acquired Fund; that no other series of the Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that the Trust nor the Acquired Fund and the Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Trust, the trustees, officers, employees or agents of the Trust, or any of them.

12.	Entire Agreement and Amendments

This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

13.	Counterparts

This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

14.	Notices

Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to:

Ivy Funds

6300 Lamar Avenue

P.O. Box 29217

Shawnee Mission, KS 66201-9217

Attn: Secretary

With a copy (which shall not constitute notice) to:

Stradley Ronon Stevens & Young, LLP

191 North Wacker Drive

Suite 1601

Chicago, IL 60606

Attention: Alan Goldberg, Esquire

15.	Governing Law

This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

16.	Effect of Facsimile Signature

A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

17.	Headings

The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

IN WITNESS WHEREOF, each of the parties hereto caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

Ivy Funds, on behalf of the Ivy Dividend Opportunities Fund

By:	/S/ WENDY HILLS

Name:	WENDY HILLS

Title:	VICE PRESIDENT

Ivy Funds, on behalf of the Ivy Global Equity Income Fund

By:	/S/ WENDY HILLS

Name:	WENDY HILLS

Title:	VICE PRESIDENT

Solely for the purposes of Section 9 Ivy Investment Management Company

By:	/S/ PHILIP J. SANDERS

Name:	PHILIP J. SANDERS

Title:	CEO

IVY FUNDS

6300 Lamar Avenue

Overland Park, Kansas 66202-4200

(913) 236-2000

STATEMENT OF ADDITIONAL INFORMATION

Dated November 30, 2017

This Statement of Additional Information (the “SAI”) relates to the reorganization of the Ivy Dividend Opportunities Fund (the “Dividend Opportunities Fund”), into the Ivy Global Equity Income Fund (the “Global Equity Income Fund”)(collectively, the “Funds”), each a series of Ivy Funds. The Funds are managed by Ivy Investment Management Company (“IICO”).

The Dividend Opportunities Fund will transfer all of its assets and liabilities attributable to Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y shares to the Global Equity Income Fund in exchange for Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y shares of the Global Equity Income Fund with an aggregate net asset value equal to the net value of the assets and liabilities transferred by the Dividend Opportunities Fund (the “Reorganization”).

This SAI contains information which may be of interest to shareholders but which is not included in the Combined Prospectus and Proxy Statement dated November 30, 2017 (the “Prospectus/Proxy Statement”), which relates to the Reorganization.

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated November 30, 2017. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to or calling the Ivy Funds at the address or telephone number set forth above.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

I. Additional Information about the Dividend Opportunities Fund and the Global Equity Income Fund	2

II. Financial Statements	2

III. Pro Forma Financial Statements	2

I. Additional Information about the Dividend Opportunities Fund and the Global Equity Income Fund

Further information about Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares and Class Y shares of the Dividend Opportunities Fund and Class A shares, Class B shares, Class C shares, Class E shares, Class I shares, Class N shares, Class R shares and Class Y shares of the Global Equity Income Fund is contained in, and incorporated herein by reference to, the SAI of the Ivy Funds dated July 5, 2017 and the supplements dated July 14, 2017, August 18, 2017, September 29, 2017 and November 22, 2017 (Accession Nos. 0001193125-17-225159/228574/261970/299238/ and 350562), are each incorporated by reference herein.

II. Financial Statements

Annual Report of the Ivy Funds for the fiscal year ended March 31, 2017 (previously filed on EDGAR, Accession No. 0001193125-17-197772). Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.

III. Pro Forma Financial Statements

IVY FUNDS

PRO FORMA FINANCIAL INFORMATION

(UNAUDITED)

The unaudited Pro Forma Combined Schedules of Investments and Combined Statements of Assets and Liabilities reflect the financial position of the Dividend Opportunities Fund and the Global Equity Income Fund at March 31, 2017 and assumes the Reorganization occurred on that date. The unaudited Pro Forma Combined Statements of Operations reflects the results of operations of the Dividend Opportunities Fund and the Global Equity Income Fund for the twelve months ended March 31, 2017 and assumes the merger occurred at the beginning of the period. In addition, the Pro Forma Financial Information has been prepared based upon the proposed fee and expense structure after the Reorganization, as discussed in the combined Prospectus/Proxy Statement.

The Pro Forma financial information has been estimated in good faith based upon information regarding the Dividend Opportunities Fund and the Global Equity Income Fund for the twelve month period ended March 31, 2017. The Pro Forma Financial Information should be read in conjunction with the historical financial statements and notes thereto of the Dividend Opportunities Fund and the Global Equity Income Fund, which is available in the Trusts’ annual and semi–annual shareholder reports.

2

Pro Forma Statement of Assets and Liabilities (Unaudited)

March 31, 2017

(in thousands, except per share amounts)	Ivy Dividend Opportunities Fund++	Ivy Global Equity Income Fund	Pro forma Adjustments		Combining Pro Forma
ASSETS
Investment in unaffiliated securities at value+	$968,975	$338,555	$—		$1,307,530

Investments at Value	968,975	338,555	—		1,307,530

Cash	2	—	—		2
Investment securities sold receivable	3,392	436	—		3,828
Dividends and interest receivable	1,331	1,071	—		2,402
Capital shares sold receivable	495	588	—		1,083
Receivable from affiliates	11	23	—		34
Unrealized appreciation on forward foreign currency contracts	—	341	—		341
Prepaid and other assets	60	20	—		80

Total assets	974,266	341,034	—		1,315,300

LIABILITIES
Cash denominated in foreign currencies at value+	—	184	—		184
Investment securities purchased payable	5,625	—	—		5,625
Capital shares redeemed payable	2,174	1,083	—		3,257
Independent Trustees and Chief Compliance Officer fees payable	256	6	—		262
Overdraft due to custodian	—	68	—		68
Distribution and service fees payable	2	1	—		3
Shareholder servicing payable	82	65	—		147
Investment management fee payable	7	6	—		13
Accounting services fee payable	11	9	—		20
Unrealized depreciation on forward foreign currency contracts	—	419	—		419
Other liabilities	113	141	280	(a)	534

Total liabilities	8,270	1,982	280		10,532

Total Net Assets	$965,996	$339,052	$(280)		$1,304,768

NET ASSETS
Capital paid in (shares authorized - unlimited)	$740,729	$332,303	$—		$1,073,032
Undistributed net investment income	706	665	(280)		1,091
Accumulated net realized gain (loss)	19,275	(26,474)	—		(7,199)
Net unrealized appreciation	205,286	32,558	—		237,844

Total Net Assets	$965,996	$339,052	$(280)		$1,304,768

Class A
Net Assets	$468,126	$69,339	$(115	) (a)	$537,350
Outstanding Shares	25,821	5,557	11,679	(b)	43,057
Net asset value per share	$18.13	$12.48			$12.48
Add: selling commission (5.75% of offering price)	1.11	0.76			0.76

Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$19.24	$13.24			$13.24

Class B
Net Assets	$9,356	$1,906	$(2	) (a)	$11,260
Outstanding Shares	526	153	224	(b)	903
Net asset value per share	$17.81	$12.47			$12.47

3

(in thousands, except per share amounts)	Ivy Dividend Opportunities Fund	Ivy Global Equity Income Fund	Pro forma Adjustments		Combining Pro Forma

Class C
Net Assets	$47,256	$11,782	$(13	) (a)	$59,025
Outstanding Shares	2,639	945	1,149	(b)	4,733
Net asset value per share	$17.91	$12.47			$12.47

Class E (c)
Net Assets	$5,727		$(1	) (a)	$5,726
Outstanding Shares	317		142	(b)	459
Net asset value per share	$18.07				$12.48
Add: selling commission (2.50% of offering price)	0.46				0.32

Maximum offering price per Class E share (Class E NAV divided by 97.5%)	$18.53				$12.80

Class I
Net Assets	$426,733	$250,527	$(146	) (a)	$677,114
Outstanding Shares	23,447	20,072	10,737	(b)	54,256
Net asset value per share	$18.20	$12.48			$12.48

Class N
Net Assets	$2,406	$1,013	$(1	) (a)	$3,418
Outstanding Shares	132	81	61	(b)	274
Net asset value per share	$18.23	$12.49			$12.49

Class R
Net Assets	$616	$310	$—	*(a)	$926
Outstanding Shares	34	25	15	(b)	74
Net asset value per share	$18.12	$12.48			$12.48

Class Y
Net Assets	$5,776	$4,175	$(2	) (a)	$9,949
Outstanding Shares	318	335	144	(b)	797
Net asset value per share	$18.17	$12.48			$12.48

+Cost
Investments in unaffiliated securities at cost	$763,689	$305,787	$—		$1,069,476
Cash denominated in foreign currencies at cost	—	186	—		186

++	On October 16, 2017, the WRA Dividend Opportunities Fund reorganized into the Dividend Opportunities Fund. The above information is based on pro forma combined information as of March 31, 2017.
*	Not shown due to rounding.
(a)	Accrued cost of one time proxy, accounting, legal and other costs allocated between Ivy Dividend Opportunities Fund and Ivy Globel Equity Income Fund.
(b)	Share adjustment - redemption of Acquired Fund’s shares and issuance of Acquiring Fund’s shares for net assets at NAV per share of each class of Acquiring Fund.
(c)	The number of shares assumed to be issued is equal to the Class E net asset value per share of the shares of Ivy Dividend Opportunities Fund, divided by the Class A net asset value per share of the shares of the Ivy Global Equity Income Fund.

See Accompanying Notes to Pro Forma Financial Statements.

4

Pro Forma Statement of Operations (Unaudited)

For the year ended March 31, 2017

(in thousands)	Ivy Dividend Opportunities Fund+	Ivy Global Equity Income Fund	Pro forma Adjustments		Combining Pro Forma
INVESTMENT INCOME
Dividends from unaffiliated securities	$22,692	$16,767	$—		$39,459
Foreign dividend withholding tax	(240)	(991)	—		(1,231)
Interest and amortization from unaffiliated securities	524	18	—		542

Total investment income	22,976	15,794	—		38,770

EXPENSES
Investment management fee	6,670	2,330	(142	) (a)	8,858
Distribution and service fees:
Class A	1,401	296	—		1,697
Class B	102	19	—		121
Class C	492	126	—		618
Class E	13	N/A	—		13
Class R	2	2	—		4
Class Y	16	11	—		27
Shareholder servicing:
Class A	1,240	363	(25	) (b)	1,578
Class B	34	3	—	*(b)	37
Class C	77	18	—	*(b)	95
Class E	27	N/A	—		27
Class I	215	326	—		541
Class N	—	— *	—		— *
Class R	1	1	—		2
Class Y	324	6	—	*(b)	330
Registration fees	144	103	(103	) (b)	144
Custodian fees	31	41	—		72
Independent Trustees and Chief Compliance Officer fees	40	13	—		53
Accounting services fees	238	106	(70	) (c)	274
Professional fees	45	23	(17	) (d)	51
Other	117	65	(11	) (e)	171

Total expenses	11,229	3,852	(368)		14,713

Less:
Expenses in excess of limit	(29)	(150)	(13	) (f)	(192)

Total Net Expenses	11,200	3,702	(381)		14,521

Net investment income	11,776	12,092	381		24,249

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments unaffiliated securities	52,819	(14,473)	—		38,346
Forward foreign currency contracts	—	7,021	—		7,021
Foreign currency exchange transactions	7	38	—		45
Net change in unrealized appreciation (depreciation) on:
Investments unaffiliated securities	155,883	23,394	—		179,277
Forward foreign currency contracts	—	1	—		1
Foreign currency exchange transactions	—	(33)	—		(33)

Net gain on investments	208,709	15,948	—		224,657

Net increase in net assets resulting from operations	$220,485	$28,040	$381		$248,906

+	On October 16, 2017, the WRA Dividend Opportunities Fund reorganized into the Dividend Opportunities Fund. The above information is based on pro forma combined information as of March 31, 2017.
*	Not shown due to rounding.
(a)	Based on management fee of 0.69% of net assets.
(b)	Shareholder Servicing adjusted due to combining identical accounts as well as a reduction in out-of-pocket expenses.
(c)	Accounting services fee adjustment due to lower annual fee due to a higher total net assets.
(d)	Audit fees adjustment due to combination of funds to one entity.
(e)	Decrease due to economies of scale achieved by merging funds.
(f)	Decrease due to expense waivers on surviving fund.

See Notes to Pro Forma Financial Statements.

5

PRO FORMA SCHEDULE OF INVESTMENTS (in thousands)

MARCH 31, 2017

(Unaudited)

Ivy Dividend Opportunities Fund+	Ivy Global Equity Income	Acquiring Fund Proforma	DESCRIPTION	Ivy Dividend Opportunities Fund+	Ivy Global Equity Income	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Belgium
			Consumer Staples – 1.0%
119	—	119	Anheuser-Busch InBev S.A. ADR	$13,072	$—	$13,072

			Total Belgium – 1.0%	13,072	—	13,072
			Canada
			Energy – 2.4%
—	237	237	Inter Pipeline Ltd.	—	4,989	4,989
846	—	846	Suncor Energy, Inc.	26,012	—	26,012

				26,012	4,989	31,001

			Financials – 0.8%
—	69	69	Bank of Montreal	—	5,180	5,180
—	71	71	Royal Bank of Canada	—	5,137	5,137

				—	10,317	10,317

			Total Canada – 3.2%	26,012	15,306	41,318
			China
			Consumer Discretionary – 0.4%
—	1,906	1,906	ANTA Sports Products Ltd.	—	5,273	5,273

			Total China – 0.4%	—	5,273	5,273
			Finland
			Information Technology – 1.7%
4,152	—	4,152	Nokia Corp., Series A ADR	22,505	—	22,505

			Total Finland – 1.7%	22,505	—	22,505
			France
			Consumer Staples – 0.3%
—	77	77	Casino Guichard Perrachon S.A.	—	4,324	4,324

			Energy – 0.8%
—	214	214	Total S.A.	—	10,824	10,824

			Financials – 0.7%
—	104	104	Axa S.A.	—	2,696	2,696
—	56	56	BNP Paribas S.A.	—	3,730	3,730
—	33	33	Societe Generale S.A.	—	1,674	1,674

				—	8,100	8,100

			Industrials – 1.0%
—	53	53	Compagnie de Saint-Gobain	—	2,721	2,721
—	59	59	Schneider Electric S.A.	—	4,304	4,304
—	77	77	Vinci	—	6,085	6,085

				—	13,110	13,110

			Telecommunication Services – 0.4%
—	337	337	Orange S.A.	—	5,231	5,231

			Total France – 3.2%	—	41,589	41,589
			Germany
			Health Care – 0.3%
—	37	37	Bayer AG	—	4,276	4,276

6

Ivy Dividend Opportunities Fund+	Ivy Global Equity Income	Acquiring Fund Proforma	DESCRIPTION	Ivy Dividend Opportunities Fund+	Ivy Global Equity Income	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Industrials – 0.3%
—	26	26	Siemens AG	$—	$3,493	$3,493

			Total Germany – 0.6%	—	7,769	7,769
			Hong Kong
			Financials – 0.4%
—	1,255	1,255	BOC Hong Kong (Holdings) Ltd.	—	5,129	5,129

			Total Hong Kong – 0.4%	—	5,129	5,129
			India
			Financials – 0.4%
—	308	308	Indiabulls Housing Finance Ltd.	—	4,733	4,733

			Total India – 0.4%	—	4,733	4,733
			Ireland
			Health Care – 1.0%
165	—	165	Medtronic plc	13,288	—	13,288

			Materials – 0.3%
—	104	104	CRH plc	—	3,661	3,661

			Total Ireland – 1.3%	13,288	3,661	16,949
			Italy
			Utilities – 0.5%
—	1,417	1,417	ENEL S.p.A.	—	6,671	6,671

			Total Italy – 0.5%	—	6,671	6,671
			Japan
			Consumer Discretionary – 0.6%
—	120	120	Bridgestone Corp.	—	4,840	4,840
—	109	109	Fuji Heavy Industries Ltd.	—	3,987	3,987

				—	8,827	8,827

			Telecommunication Services – 0.3%
—	81	81	Nippon Telegraph and Telephone Corp.	—	3,457	3,457

			Total Japan – 0.9%	—	12,284	12,284
			Netherlands
			Consumer Staples – 0.6%
—	161	161	Unilever N.V., Certicaaten Van Aandelen	—	7,987	7,987

			Financials – 0.5%
—	422	422	ING Groep N.V., Certicaaten Van Aandelen	—	6,378	6,378

			Industrials – 0.3%
—	117	117	Koninklijke Philips Electronics N.V., Ordinary Shares	—	3,776	3,776

			Total Netherlands– 1.4%	—	18,141	18,141
			Norway
			Consumer Staples – 0.6%
—	516	516	Marine Harvest ASA	—	7,867	7,867

			Total Norway – 0.6%	—	7,867	7,867
			Russia
			Energy – 0.5%
—	128	128	PJSC LUKOIL ADR	—	6,764	6,764

			Total Russia – 0.5%	—	6,764	6,764

7

Ivy Dividend Opportunities Fund+	Ivy Global Equity Income	Acquiring Fund Proforma	DESCRIPTION	Ivy Dividend Opportunities Fund+	Ivy Global Equity Income	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Spain
			Utilities – 0.6%
—	1,025	1,025	Iberdrola S.A.	$—	$7,332	$7,332

			Total Spain – 0.6%	—	7,332	7,332
			Switzerland
			Health Care – 0.5%
—	27	27	Roche Holdings AG, Genusscheine	—	6,796	6,796

			Total Switzerland – 0.5%	—	6,796	6,796
			United Kingdom
			Consumer Discretionary – 0.8%
—	103	103	Bellway plc	—	3,488	3,488
—	367	367	UBM plc	—	3,518	3,518
—	180	180	WPP Group plc	—	3,956	3,956

				—	10,962	10,962

			Consumer Staples – 2.0%
—	166	166	Diageo plc	—	4,752	4,752
—	93	93	Imperial Tobacco Group plc	—	4,493	4,493
—	39	39	Reckitt Benckiser Group plc	—	3,596	3,596
267	—	267	Unilever plc(A)	13,174	—	13,174

				13,174	12,841	26,015

			Energy – 0.9%
—	427	427	Royal Dutch Shell plc, Class A	—	11,201	11,201

			Financials – 0.7%
—	677	677	HSBC Holdings plc	—	5,520	5,520
—	172	172	Prudential plc	—	3,634	3,634

				—	9,154	9,154

			Health Care – 0.1%
—	28	28	AstraZeneca plc	—	1,723	1,723

			Industrials – 1.5%
1,303	677	1,980	BAE Systems plc(A)	10,489	5,450	15,939
—	216	216	IMI plc	—	3,224	3,224

				10,489	8,674	19,163

			Materials – 0.7%
—	218	218	Mondi plc	—	5,259	5,259
—	82	82	Rio Tinto plc	—	3,285	3,285

				—	8,544	8,544

			Utilities – 0.4%
—	426	426	National Grid plc	—	5,414	5,414

			Total United Kingdom – 7.1%	23,663	68,513	92,176
			United States
			Consumer Discretionary – 7.9%
695	—	695	Comcast Corp., Class A	26,130	—	26,130
177	34	211	Home Depot, Inc. (The)	26,004	5,036	31,040
256	—	256	International Game Technology plc	6,069	—	6,069
95	—	95	Limited Brands, Inc.	4,463	—	4,463
84	—	84	McDonalds Corp.	10,823	—	10,823
207	—	207	Newell Rubbermaid, Inc.	9,752	—	9,752
173	—	173	Omnicom Group, Inc.	14,914	—	14,914

				98,155	5,036	103,191

8

Ivy Dividend Opportunities Fund+	Ivy Global Equity Income	Acquiring Fund Proforma	DESCRIPTION	Ivy Dividend Opportunities Fund+	Ivy Global Equity Income	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
			Consumer Staples – 4.2%
—	102	102	Altria Group, Inc.	$—	$7,300	$7,300
106	—	106	CVS Caremark Corp.	8,317	—	8,317
—	32	32	PepsiCo, Inc.	—	3,624	3,624
313	—	313	Philip Morris International, Inc.	35,389	—	35,389

				43,706	10,924	54,630

			Energy – 6.6%
359	87	446	Chevron Corp.	38,450	9,363	47,813
296	—	296	Energy Transfer Partners L.P.	10,825	—	10,825
990	—	990	Enterprise Products Partners L.P.	27,336	—	27,336

				76,611	9,363	85,974

			Financials – 11.7%
240	—	240	American International Group, Inc.	14,939	—	14,939
466	—	466	JPMorgan Chase & Co.	40,963	—	40,963
992	—	992	KeyCorp.	17,626	—	17,626
588	—	588	MetLife, Inc.	31,058	—	31,058
728	151	879	Wells Fargo & Co.	40,518	8,421	48,939

				145,104	8,421	153,525

			Health Care – 5.9%
—	61	61	Eli Lilly and Co.	—	5,107	5,107
—	67	67	Johnson & Johnson	—	8,311	8,311
—	127	127	Merck & Co., Inc. (D)	—	8,095	8,095
1,339	293	1,632	Pfizer, Inc.	45,802	10,033	55,835

				45,802	31,546	77,348

			Industrials – 10.9%
170	66	236	Eaton Corp.	12,609	4,909	17,518
82	—	82	Honeywell International, Inc.	10,208	—	10,208
597	—	597	Johnson Controls, Inc.	25,162	—	25,162
129	19	148	Lockheed Martin Corp.	34,386	5,060	39,446
400	—	400	PACCAR, Inc.	26,917	—	26,917
213	—	213	Union Pacific Corp.	22,535	—	22,535

				131,817	9,969	141,786

			Information Technology – 12.7%
353	82	435	Analog Devices, Inc.	28,900	6,695	35,595
—	166	166	Cisco Systems, Inc.	—	5,622	5,622
1,210	378	1,588	Cypress Semiconductor Corp.	16,643	5,207	21,850
200	—	200	Harris Corp.	22,282	—	22,282
716	202	918	Microsoft Corp.	47,123	13,286	60,409
250	—	250	Paychex, Inc.	14,751	—	14,751
—	66	66	Texas Instruments, Inc.	—	5,317	5,317

				129,699	36,127	165,826

			Materials – 4.5%
69	—	69	Air Products and Chemicals, Inc.	9,364	—	9,364
409	—	409	Dow Chemical Co. (The)	25,965	—	25,965
463	—	463	International Paper Co.	23,503	—	23,503

				58,832	—	58,832

			Real Estate – 4.9%
162	—	162	Crown Castle International Corp.	15,282	—	15,282
258	—	258	Life Storage, Inc.	21,228	—	21,228

9

Ivy Dividend Opportunities Fund+	Ivy Global Equity Income	Acquiring Fund Proforma	DESCRIPTION	Ivy Dividend Opportunities Fund+	Ivy Global Equity Income	Acquiring Fund Proforma
	SHARES		COMMON STOCKS		VALUE
334	—	334	ProLogis, Inc.	$17,348	$—	$17,348
377	—	377	Uniti Group, Inc.	9,731	—	9,731

				63,589	—	63,589

			Telecommunication Services –0.4%
—	122	122	AT&T, Inc.	—	5,072	5,072

			Utilities – 2.5%
915	—	915	Exelon Corp.	32,916	—	32,916

			Total United States – 72.2%	826,231	116,458	942,689
			TOTAL COMMON STOCKS – 96.5%	$924,771	$334,286	$1,259,057
			(Cost: $1,021,004)

	PRINCIPAL		SHORT-TERM SECURITIES
			Commercial Paper(B) – 0.6%
			Kroger Co. (The)
$—	$2,965	$2,965	1.150%, 4-3-17	—	2,965	2,965
			River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
5,000	—	5,000	0.870%, 4-14-17	4,999	—	4,999

				4,999	2,965	7,964

			Master Note – 0.4%
			Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
4,061	1,304	5,365	1.190%, 4-5-17(C)	4,061	1,304	5,365

			Municipal Obligations – 2.5%
			CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.) (BVAL plus 7 bps),
9,000	—	9,000	0.860%, 4-7-17(C)	9,000	—	9,000
			City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank N.A.) (BVAL plus 14 bps),
13,400	—	13,400	0.840%, 4-7-17(C)	13,400	—	13,400
			IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.) (BVAL plus 10 bps),
3,000	—	3,000	0.850%, 4-1-17(C)	3,000	—	3,000
			NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.) (BVAL plus 11 bps),
5,744	—	5,744	0.870%, 4-7-17(C)	5,744	—	5,744
			NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.) (BVAL plus 20 bps),
2,000	—	2,000	0.900%, 4-7-17(C)	2,000	—	2,000

				33,144	—	33,144

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Ivy Dividend Opportunities Fund+	Ivy Global Equity Income	Acquiring Fund Proforma	DESCRIPTION	Ivy Dividend Opportunities Fund+	Ivy Global Equity Income	Acquiring Fund Proforma
	PRINCIPAL		SHORT-TERM SECURITIES		VALUE
			United States Government Agency Obligations – 0.2%
			Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate),
$2,000	$—	$2,000	0.870%, 4-7-17(C)	$2,000	$—	$2,000

			TOTAL SHORT-TERM SECURITIES – 3.7%	$44,204	$4,269	$48,473
			(Cost: $48,472)
			TOTAL INVESTMENT SECURITIES – 100.2%	$968,975	$338,555	$1,307,530
			(Cost: $1,069,476)
			LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%	(2,979)	497	(2,482)
			NET ASSETS – 100.0%	$965,996	$339,052	$1,304,768	(E)

NOTES TO PROFORMA SCHEDULE OF INVESTMENTS

+	On October 16, 2017, the WRA Dividend Opportunities Fund reorganized into the Dividend Opportunities Fund. The above information is based on pro forma combined information as of March 31, 2017.
(A)	Listed on an exchange outside the United States.
(B)	Rate shown is the yield to maturity at March 31, 2017.
(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.
(D)	All or portion of securities with an aggregate value of $585 are held in collateralized accounts for OTC foreign forward currency contracts collateral.
(E)	No adjustments are shown to the unaudited Pro Forma Schedule of Investments upon consummation of the merger. Although, securities may need to be sold upon consummation of the merger in order for the Acquiring Fund to comply with its prospectus guidelines, the foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the Funds from buying or selling securities in the normal course of such Fund’s business and operations.

PRINCIPAL AMOUNT OF CONTRACT ( DENOMINATED IN INDICATED CURRENCY)			FORWARD FOREIGN CURRENCY CONTRACTS	UNREALIZED APPRECIATION (DEPRECIATION)
—	GBP 22,496	GBP 22,496	Sell British Pound, Counterparty – Citibank N.A., Settlement Date 4-21-17	$—	$(338)	$(338)
—	JPY 747,661	JPY 747,661	Sell Japanese Yen, Counterparty – Citibank N.A., Settlement Date 4-21-17	—	(81)	(81)
—	EUR 38,158	EUR 38,158	Sell Euro, Counterparty – State Street Global Markets, Settlement Date 4-21-17	—	341	341

				$—	$(78)	$(78)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,259,057	$—	$—
Short-Term Securities	—	48,473	—

Total	$1,259,057	$48,473	$—

Forward Foreign Currency Contracts	$—	$341	$—

Liabilities
Forward Foreign Currency Contracts	$—	$419	$—

As of March 31, 2017, there were no transfers between Level 1 and 2 during the period.

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The following acronyms are used throughout this pro forma schedule:

ADR = American	Depositary Receipts
BVAL = Bloomberg	Valuation Municipal AAA Benchmark
GTD = Guaranteed
LIBOR = London	Interbank Offered Rate
OTC = Over	the Counter
REIT = Real	Estate Investment Trust
TB = Treasury	Bill

Pro Forma Market Sector Diversification
(as a % of net assets)
Financials	15.2%
Information Technology	14.4%
Industrials	13.9%
Energy	11.2%
Consumer Discretionary	9.8%
Consumer Staples	8.7%
Health Care	7.9%
Materials	5.4%
Real Estate	4.9%
Utilities	4.0%
Telecommunication Services	1.1%
Other+	3.5%

+Includes cash and other assets (net of liabilities), and cash equivalents

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NOTES TO PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2017

AND THE PRO FORMA STATEMENTS OF OPERATIONS

FOR THE TWELVE MONTHS ENDED MARCH 31, 2017

(In thousands, except where otherwise noted) (Unaudited)

1. ORGANIZATION

Ivy Global Equity Income Fund and Ivy Dividend Opportunities Fund (each a “Fund”, collectively the “Funds”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. Ivy Global Equity Income Fund’s investment objective is to provide total return through a combination of current income and capital appreciation by investing principally in equity securities issued by companies of any size that are located largely in developed markets around the world. Ivy Dividend Opportunities Fund’s investment objective is to provide total return by investing, under normal circumstances, at least 80% of its net assets in dividend-paying equity securities. Each Fund’s investment manager is Ivy Investment Management Company (“IICO” or the “Manager”).

Each Fund offers Class A, Class B, Class C, Class I, Class N, Class Y, and Class R shares. The Funds’ Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges from Class B shares of another fund within Ivy Funds. Ivy Dividend Opportunities Fund also offers Class E shares. Upon the closing of the Reorganization, the Global Equity Income Fund will offer Class E Shares. Class A and Class E shares are sold at their offering price, which is normally net asset value (“NAV”) plus a front-end sales charge. For Class A shares, a 1% contingent deferred sales charge (“CDSC”) is only imposed on shares purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC. Class I, Class N, Class R and Class Y shares are sold without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and NAV per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, B, C, E, R and Y have a distribution and service plan. Class I shares and Class N shares are not included in the plan. Class B shares will automatically convert to Class A shares 96 months after the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in

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applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The Funds’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Fund will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statement of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

2

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Short-term securities with maturities of 60 days or less are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

3

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. The Board has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Fund may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 — Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a

4

price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Overdraft due to custodian. Due to the short-term nature of overdraft due to custodian, the carrying value approximates fair value and the liability is categorized as Level 2 in the fair value hierarchy.

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. Transfers between levels represent the values as of the beginning of the reporting period.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively. Additionally, the net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of March 31, 2017, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities.

The Funds may own different types of assets that are classified as Level 2 or Level 3. Assets classified as Level 2 can have a variety of observable inputs, including, but not limited to, benchmark yields, reported trades, broker quotes, benchmark

5

securities, and bid/offer quotations. These observable inputs are collected and utilized, primarily by an independent pricing service, in different evaluated pricing approaches depending upon the specific asset to determine a value.

The following tables are a summary of the valuation of each Fund’s investments by the fair value hierarchy levels as of March 31, 2017.

Ivy Global Equity Income Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$334,286	$—	$—
Short-Term Securities	—	4,269	—

Total	$334,286	$4,269	$—

Forward Foreign Currency Contracts	$—	$341	$—

Liabilities
Forward Foreign Currency Contracts	$—	$419	$—

As of March 31, 2017, there were no transfers between Level 1 and 2 during the twelve month period.

Ivy Dividend Opportunities Fund+	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$924,771	$—	$—
Short-Term Securities	—	44,204	—

Total	$924,771	$44,204	$—

+	On October 16, 2017, the WRA Dividend Opportunities Fund reorganized into the Dividend Opportunities Fund. The above information is based on pro forma combined information as of March 31, 2017.

As of March 31, 2017, there were no transfers between Level 1 and 2 during the twelve month period.

4. DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial positions and results of operations when presented by primary underlying risk exposure.

Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates provided by an independent pricing service determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported on the Statement of Assets and Liabilities as a receivable or payable and on the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statement of Operations.

Risks to a Fund related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Ivy Global Equity Income Fund enters into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from foreign currencies (foreign currency exchange rate risk).

Option Contracts. Options purchased by a Fund are accounted for in the same manner as portfolio securities. The cost of instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

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When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining whether a Fund has realized a gain or loss. When a written put is exercised, the cost basis of the instruments purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund’s exposure to the underlying instrument. With written options, there may be times when a Fund will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying instrument. Additionally, to the extent a Fund enters into OTC option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Ivy Global Equity Income Fund purchased and wrote call and put options to increase or decrease hedging exposure to underlying instruments (which include credit risk, equity risk, foreign currency exchange rate risk, event risk and/or interest rate risk), increase exposure to various equity markets or certain sectors, gain exposure to or facilitate trading in certain securities and/or, in the case of options written, to generate returns from options premiums.

Collateral and rights of offset. A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing most derivative transactions between the Fund and each of its counterparties. The CSA allows the Fund and its counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other with collateral, which is generally held by the Fund’s custodian or broker. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. The following tables present financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement as of March 31, 2017:

Assets

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
Ivy Global Equity Income Fund
Unrealized appreciation on forward foreign currency contracts	$341	$—	$341	$—	$—	$—	$341

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Liabilities

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount
Ivy Global Equity Income Fund
Unrealized depreciation on forward foreign currency contracts	$419	$—	$419	$—	$(419)	$—	$—

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of March 31, 2017:

	Type of Risk Exposure	Assets		Liabilities
Fund		Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Ivy Global Equity Income Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	$341	Unrealized depreciation on forward foreign currency contracts	$419

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the twelve month period ended March 31, 2017:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Global Equity Income Fund	Equity	$(2)	$—	$—	$—	$—	$(2)
	Foreign currency	—	—	—	—	7,021	7,021

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the twelve month period ended March 31, 2017:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Global Equity Income Fund	Foreign currency	$—	$—	$—	$—	$1	$1

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

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During the twelve month period ended March 31, 2017, the average derivative volume was as follows:

Fund	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Ivy Global Equity Income Fund	$123	$—	$—	$—	$—	$—

(1)	Average absolute value of unrealized appreciation/depreciation during the period.
(2)	Average value outstanding during the period.
(3)	Average notional amount outstanding during the period.

5. BASIS OF COMBINATION ($ amounts in thousands)

The Board at a meeting held on October 9, 2017 unanimously approved a proposed reorganization, in which the Ivy Global Equity Income Fund series of the Trust will acquire all of the assets and assume all of the liabilities of the Ivy Dividend Opportunities Fund in exchange for an equal aggregate NAV of newly issued shares of beneficial interest of the Ivy Global Equity Income Fund series of the Trust (the “Reorganization”). As contemplated under the Reorganization, the Ivy Dividend Opportunities Fund will distribute Ivy Global Equity Income Fund shares of beneficial interest to its shareholders, after which it will liquidate and cease to be a series of the Trust. Under the Reorganization, shareholders of each class of shares of the Ivy Dividend Opportunities Fund will receive shares of the same class in the Ivy Global Equity Income Fund that they currently own. The aggregate NAV of Ivy Global Equity Income Fund shares received by the Ivy Dividend Opportunities Fund shareholders in the Reorganization will be equal to the aggregate NAV of the shareholders’ current shares of the Ivy Dividend Opportunities Fund held on the business day prior to closing of the Reorganization, less the costs of the Reorganization attributable to their common shares. The Ivy Global Equity Income Fund will continue to operate after the Reorganization as a separate series of the Trust.

The Reorganization is intended to be accounted for as a tax-free reorganization of investments companies. The unaudited Pro Forma Combined Schedules of Investments and Combined Statements of Assets and Liabilities reflect the financial position of the Funds at March 31, 2017 and assumes the merger occurred on that date. The unaudited Pro Forma Combined Statements of Operations reflects the results of operations of the Funds for the twelve months ended March 31, 2017 and assumes the merger occurred at the beginning of the period. These statements have been derived from the books and records of the Funds at the dates indicated above in conformity with U.S. GAAP. As of March 31, 2017, the portfolio of securities held by Ivy Dividend Opportunities Fund complied with the fundamental investment restrictions of the Ivy Global Equity Income Fund, and the Funds’ investment objectives were the same. The historical cost basis of investment securities is expected to be carried forward to the surviving entity. The fiscal year end for the Funds is March 31.

The accompanying pro forma combined financial statements should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Reorganization Statement of Additional Information. Such pro forma combined financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on March 31, 2017. Following the Reorganization, the Ivy Global Equity Income Fund will be the accounting survivor.

Certain expenses of the Reorganization, estimated to be $280,000 will be allocated between the Ivy Global Equity Income Fund and Ivy Dividend Opportunities Fund.

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6. INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed Financial, Inc. (“WDR”), serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund	Net Asset Breakpoints	Annual Rate
Ivy Global Equity Income Fund	$0 to $1,000 Million	0.700%

(pre and post merger)	$1,000 to $2,000 Million	0.650%

	$2,000 to $3,000 Million	0.600%

	$3,000 to $5,000 Million	0.550%

	$5,000 to $10,000 Million	0.545%

	Over $10,000 Million	0.540%

Ivy Dividend Opportunities Fund	$0 to $1,000 Million	0.700%

	$1,000 to $2,000 Million	0.650%

	$2,000 to $3,000 Million	0.600%

	$3,000 to $5,000 Million	0.550%

	$5,000 to $10,000 Million	0.540%

	Over $10,000 Million	0.530%

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with WRSCO, doing business as WI Services Company (“WISC”), an indirect subsidiary of WDR. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Each Fund also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B, Class C and Class E shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.6958 per account; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds) reaches certain levels. For Class R shares, each Fund pays a monthly fee equal to one-twelfth of 0.25 of 1% of the average daily net assets of the class for the preceding month. For Class I and Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. For Class N shares, each Fund pays WISC a monthly fee equal to one-twelfth of 0.01 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per

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shareholder account. Additional fees may be paid by the Funds to those intermediaries. The Fund will reimburse WISC for such costs if the annual rate of the third-party per account charges for a Fund are less than or equal to $12.00 per account or an annual fee of 0.14 of 1% that is based on average daily net assets.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account (up to $18.00 per account), or a fixed rate fee (up to an annual fee of 0.20 of 1% that is based on average daily net assets), based on the average daily NAV of the omnibus account (or a combination thereof).

Distribution and Service Plan. Class A and Class E Shares. Under a Distribution and Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act (the “Distribution and Service Plan”), each Fund may pay a distribution and/or service fee to Ivy Distributors, Inc. (“IDI”) for Class A and Class E shares in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is to be paid to compensate IDI for amounts it expends in connection with the distribution of the Class A and Class E shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class.

Class B and Class C Shares. Under the Distribution and Service Plan, each Fund may pay IDI a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets for Class B and Class C shares to compensate IDI for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Class R Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.50%, on an annual basis, of the average daily net assets of the Fund’s Class R shares to compensate IDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal services to Class R shareholders and/or maintaining Class R shareholder accounts.

Class Y Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund’s Class Y shares to compensate IDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal services to Class Y shareholders and/or maintaining Class Y shareholder accounts.

Sales Charges. As principal underwriter for the Trust’s shares, IDI receives sales commissions (which are not an expense of the Trust) for sales of Class A and Class E shares. A CDSC may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A and Class E shares and is paid to IDI. During the twelve month period ended March 31, 2017, IDI received the following amounts in sales commissions and CDSCs:

	Gross Sales Commissions	CDSC					Commissions Paid(1)
		Class A		Class B	Class C	Class E
Ivy Global Equity Income Fund	$91	$—	*	$1	$2	N/A	$89
Ivy Dividend Opportunities Fund+	108	—	*	11	4	—	91

+	On October 16, 2017, the WRA Dividend Opportunities Fund reorganized into the Dividend Opportunities Fund. The above information is based on pro forma combined information as of March 31, 2017.
*	Not shown due to rounding.
(1)	IDI reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

Expense Reimbursements and/or Waivers. Fund and class expense limitations and related waivers/reimbursements for the twelve months ended March 31, 2017 were as follows:

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Expense Reduced
Ivy Global Equity Income Fund	Class A	Contractual	6-4-2012	7-31-2020	1.30%	12b-1 Fees and/or Shareholder Servicing

	Class I	Contractual	6-4-2012	7-31-2020	0.94%	Shareholder Servicing

	Class Y	Contractual	6-4-2012	7-31-2020	1.19%	12b-1 Fees and/or Shareholder Servicing

	Class Y	Contractual	6-4-2012	7-31-2020	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing

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Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Expense Reduced
Ivy Dividend Opportunities Fund+	Class A	Contractual	10-16-2017	7-31-2020	1.24%	12b-1 Fees and/or Shareholder Servicing

	Class B	Contractual	10-16-2017	7-31-2020	2.04%	12b-1 Fees and/or Shareholder Servicing

	Class E	Contractual	10-16-2017	7-31-2020	1.13%	12b-1 Fees and/or Shareholder Servicing

	Class I	Contractual	10-16-2017	7-31-2020	0.92%	Shareholder Servicing

	Class Y	Contractual	10-16-2017	7-31-2020	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing
Acquiring Fund ProForma	Class B	Contractual	Effective Date of Merger	7-31-2020	1.95%	12b-1 Fees and/or Shareholder Servicing

	Class E	Contractual	Effective Date of Merger	7-31-2020	1.13%	12b-1 Fees and/or Shareholder Servicing

	Class Y	Contractual	Effective Date of Merger	7-31-2020	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing

+	On October 16, 2017, the WRA Dividend Opportunities Fund reorganized into the Dividend Opportunities Fund. The above information is based on pro forma combined information as of March 31, 2017.

Any amounts due to the Funds as a reimbursement but not paid as of March 31, 2017 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

7. CAPITAL SHARE TRANSACTIONS

The Trust has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	For the twelve months ended March 31, 2017
Ivy Global Equity Income Fund	Shares	Value
Shares issued from sale of shares:
Class A	4,428	$53,508
Class B	21	257
Class C	231	2,794
Class I	24,155	283,183
Class N	35	431
Class R	10	115
Class Y	23	284
Shares issued in reinvestment of distributions to shareholders:
Class A	431	5,090
Class B	2	19
Class C	18	219
Class I	487	5,872
Class N	4	46
Class R	— *	3
Class Y	1	7
Shares redeemed:
Class A	(20,144)	(234,338)
Class B	(28)	(337)
Class C	(445)	(5,369)
Class I	(6,270)	(75,846)
Class N	(45)	(546)
Class R	(18)	(222)
Class Y	(58)	(699)

Net increase	2,838	$34,471

*	Not shown due to rounding.

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	For the twelve months ended March 31, 2017
Ivy Dividend Opportunities Fund	Shares	Value
Shares issued from sale of shares:
Class A	2,430	$42,761
Class B	63	1,087
Class C	460	8,030
Class E	67	1,177
Class I	10,986	190,964
Class N	117	2,070
Class R	15	271
Class Y	43	773
Shares issued in connection with merger of Waddell & Reed Advisors Dividend Opportunities Fund(1):
Class A	18,077	327,688
Class B	109	1,944
Class C	369	6,605
Class I	13,593	247,352
Shares issued in reinvestment of distributions to shareholders:
Class A	438	7,671
Class B	16	267
Class C	92	1,586
Class E	17	291
Class I	457	8,053
Class N	6	111
Class R	— *	4
Class Y	16	281
Shares redeemed:
Class A	(11,322)	(195,594)
Class B	(153)	(2,649)
Class C	(901)	(15,712)
Class E	(62)	(1,086)
Class I	(2,850)	(50,875)
Class N	(26)	(465)
Class R	(4)	(68)
Class Y	(165)	(2,916)

Net increase	31,888	$579,621

*	Not shown due to rounding.
(1)	Anticipated shares issued in connection with merger of Waddell & Reed Advisors Dividend Opportunities Fund and Ivy Dividend Opportunities Fund on October 16, 2017.

8. CAPITAL SHARES

The pro forma NAV per share assumes the issuance of shares of the Acquiring Fund that would have been issued at March 31, 2017, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the NAV of shares

13

of the Acquired Fund, as of March 31, 2017, divided by the NAV per share of the shares of the Acquiring Fund as of March 31, 2017. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at March 31, 2017:

Ivy Global Equity Income Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post- Combination
Class A	5,558	37,499	43,057
Class B	153	750	903
Class C	945	3,788	4,733
Class E(1)	N/A	459	459
Class I	20,072	34,184	54,256
Class N	81	193	274
Class R	25	49	74
Class Y	334	463	797

(1)

The number of shares assumed to be issued is equal to the Class E net asset value per share of the shares of Ivy Dividend Opportunities Fund, divided by the Class A net asset value per share of the shares of the Ivy Global Equity Income Fund.

9. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of investments	Gross appreciation	Gross depreciation	Net unrealized appreciation
Ivy Global Equity Income Fund	$307,103	$33,996	$2,544	$31,452
Ivy Dividend Opportunities Fund+	764,033	208,684	3,742	204,942

+	On October 16, 2017, the WRA Dividend Opportunities Fund reorganized into the Dividend Opportunities Fund. The above information is based on pro forma combined information as of March 31, 2017.

The tax cost of investments will remain unchanged for the combined fund.

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the fiscal year ended March 31, 2017 and the post-October and late-year ordinary activity were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Ivy Global Equity Income Fund	$673	$—	$—	$—	$—
Ivy Dividend Opportunities Fund+	2,645	5,447	—	—	—

+	On October 16, 2017, the WRA Dividend Opportunities Fund reorganized into the Dividend Opportunities Fund. The above information is based on pro forma combined information as of March 31, 2017.

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

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The tax character of dividends and distributions paid during the two fiscal years ended March 31, 2017 and 2016 were as follows:

	March 31, 2017		March 31, 2016
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Ivy Global Equity Income Fund	$12,392	$—	$9,054	$8,438
Ivy Dividend Opportunities Fund+	7,981	24,581	3,493	30,139

+	On October 16, 2017, the WRA Dividend Opportunities Fund reorganized into the Dividend Opportunities Fund. The above information is based on pro forma combined information as of March 31, 2017.
(1)	Includes short-term capital gains distributed, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of March 31, 2017 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), a Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years which have only an eight year carryforward period. As a result of this ordering rule, pre-enactment capital loss carryovers may expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was March 31, 2012. The following table shows the expiration dates for capital loss carryovers from pre-enactment taxable years and the amounts of capital loss carryovers, if any, by each of the applicable Funds electing to be taxed as a regulated investment company during the year ended March 31, 2017:

	Pre-Enactment		Post-Enactment
Fund	2018	2019	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Ivy Global Equity Income Fund	$—	$—	$22,747	$2,488
Ivy Dividend Opportunities Fund+	—	—	—	—

+	On October 16, 2017, the WRA Dividend Opportunities Fund reorganized into the Dividend Opportunities Fund. The above information is based on pro forma combined information as of March 31, 2017.

15

PROXY CARD

SIGN, DATE AND **VOTE** ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. **PLEASE CAST YOUR PROXY VOTE *TODAY!***

SHAREHOLDER'S REGISTRATION PRINTED HERE

*****BOXES FOR TYPSETTING PURPOSES ONLY*****

THIS BOX AND BOX ABOVE ARE NOT PRINTED ON ACTUAL PROXY BALLOTS. THEY IDENTIFY LOCATION OF WINDOWS ON OUTBOUND 6x9 ENVELOPES.

PROXY VOTING OPTIONS

1. **MAIL** your signed and voted proxy back in the postage paid envelope provided
2. **ONLINE** at **proxyonline.com** using your proxy control number found below
3. By **PHONE** when you dial toll-free **1-888-227-9349** to reach an automated touchtone voting line
4. By **PHONE** with a live operator when you call toll-free **1-800-290-6433** Monday through Friday 9 a.m. to 10 p.m. Eastern time

CONTROL NUMBER

IVY DIVIDEND OPPORTUNITIES FUND

a series of Ivy Funds

SPECIAL MEETING OF THE SHAREHOLDERS FEBRUARY 1, 2018

THIS PROXY IS BEING SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST

The undersigned hereby revokes all previous proxies for his/her shares of the Ivy Dividend Opportunities Fund (the “Dividend Opportunities Fund”) and appoints Jennifer K. Dulski and Scott J. Schneider and each of them, proxies of the undersigned with full power of substitution to vote all shares of the Dividend Opportunities Fund that the undersigned is entitled to vote at the Dividend Opportunities Fund’s Special Meeting of Shareholders (“Meeting”) to be held at 6300 Lamar Avenue, Overland Park, Kansas 66202-4200 at 2:00 p.m., Central time on February 1, 2018 including any postponements or adjournments thereof, upon the matter set forth on the reverse side and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. IF YOU ARE NOT VOTING BY PHONE OR INTERNET, PLEASE SIGN AND DATE THIS PROXY CARD ON THE REVERSE SIDE AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE.

PLEASE SIGN ON REVERSE SIDE.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on February 1, 2018. The proxy statement for this meeting is available at: proxyonline.com/docs/ivyfunds.pdf

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

IVY DIVIDEND OPPORTUNITIES FUND

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED.

NOTE: Please sign exactly as your name appears on the proxy. If signing for estates, trusts or corporations, your title or capacity should be stated. If shares are held jointly, one or more joint owners should sign personally.

SIGNATURE (AND TITLE IF APPLICABLE) DATE SIGNATURE (IF HELD JOINTLY) DATE

This proxy is solicited on behalf of the Board of Trustees of the Ivy Funds, on behalf of the Dividend Opportunities Fund. It will be voted as specified. If no specification is made, this proxy shall be voted FOR the proposal to approve the Reorganization Plan involving the reorganization of the Dividend Opportunities Fund with and into the Ivy Global Equity Income Fund. If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.

TO VOTE, MARK A CIRCLE BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example:

		FOR	AGAINST	ABSTAIN

1.	To approve the Reorganization Plan between the Ivy Dividend Opportunities Fund and the Ivy Global Equity Income Fund, each a series of Ivy Funds.

YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

PART C: OTHER INFORMATION

Item 15. Indemnification

Reference is made to Article VII of the Trust Instrument of the Registrant, filed by EDGAR on January 29, 2010 as Exhibit (a)(1) to Post-Effective Amendment No. 65 and to Article VI of the Distribution Agreement, filed by EDGAR on January 29, 2010 as Exhibit (e)(1) to Post-Effective Amendment No. 65, and to Article VII of the Amended and Restated Agreement and Declaration of Trust, filed by EDGAR on September 1, 2017 as Exhibit (a)(19) to Post-Effective Amendment No. 146, each of which provides indemnification. Also refer to Section 3817 of the Delaware Statutory Trust Act.

Registrant undertakes to carry out all indemnification provisions of its Trust Instrument, Bylaws, and the below-described contracts in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits:

1.	Articles of Incorporation:

	(i)	Declaration of Trust for Ivy Funds, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(ii)	Schedule A to Declaration of Trust effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(iii)	Schedule A to Declaration of Trust, dated November 12, 2012, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

	(iv)	Schedule A to Declaration of Trust, amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(v)	Schedule A to Declaration of Trust, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(vi)	Schedule A to Declaration of Trust, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(vii)	Schedule A to the Agreement and Declaration of Trust, amended May 20, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

	(viii)	Schedule A to the Agreement and Declaration of Trust, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

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	(ix)	Schedule A to the Agreement and Declaration of Trust, amended January 30, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

	(x)	Schedule A to the Agreement and Declaration of Trust, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

	(xi)	Schedule A to the Agreement and Declaration of Trust, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

	(xii)	Schedule A to the Agreement and Declaration of Trust, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

	(xiii)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

	(xiv)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 129 and incorporated by reference herein.

	(xv)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(xvi)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(xvii)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

	(xviii)	Amended and Restated Agreement and Declaration of Trust for Ivy Funds, dated August 15, 2017, filed with Post-Effective Amendment No. 146 and incorporated by reference herein.

	(xix)	Schedule A to the Agreement and Declaration of Trust, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

2.	By-laws:

	(i)	By-laws for Ivy Funds, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

3.	Voting Trust Agreement affecting more than 5% of any class of equity securities of Registrant: Not applicable.

4.	Agreement and Plan of Reorganization attached as Exhibit A to the Proxy Statement/Prospectus and incorporated herein by reference.

5.	Instruments Defining the Rights of Security Holders:

Articles III, V, VI and VII of the Trust Instrument and Articles II and VI of the Bylaws each define the rights of shareholders.

6.	Investment Advisory Contracts:

	(i)	Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(ii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Advantus Capital Management, Inc. (Ivy Bond Fund, Ivy Mortgage Securities Fund and Ivy Real Estate Securities Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

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(iii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Wall Street Associates (Ivy Micro Cap Growth Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

(iv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

(v)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Cundill Global Value Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

(vi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(vii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(viii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(ix)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(x)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xi)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and LaSalle Investment Management Securities, LLC and LaSalle Investment Management Securities B.V. (Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund) dated April 1, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xiii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xiv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Pictet Asset Management Limited and Pictet Asset Management (Singapore) PTE Ltd (Ivy Emerging Markets Local Currency Debt Fund), dated February 26, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xv)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

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(xvi)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xvii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Wall Street Associates (Ivy Micro Cap Growth Fund), effective July 2, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xviii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Cundill Global Value Fund), effective February 21, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xix)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(xx)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(xxi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(xxii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(xxiii)	Appendix C to the Shareholder Servicing Agreement between Ivy Funds and Ivy Investment Management Company, amended May 31, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxiv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Apollo Credit Management, LLC (Ivy Apollo Strategic Income Fund and Ivy Apollo Multi-Asset Income Fund) dated October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and LaSalle Investment Management Securities, LLC and LaSalle Investment Management Securities B.V. (Ivy Apollo Multi-Asset Income Fund) dated October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxvi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxvii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxviii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

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(xxix)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xxx)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Pictet Asset Management Limited and Pictet Asset Management SA (Ivy Targeted Return Bond Fund) dated December 23, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xxxi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(xxxii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(xxxiii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xxxiv)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xxxv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and I.G. International Management Ltd. (Ivy IG International Small Cap Fund) dated January 9, 2017, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xxxvi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 129, and incorporated herein by reference.

(xxxvii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 129, and incorporated herein by reference.

(xxxviii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(xxxix)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(xl)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and ProShare Advisors LLC (Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Ivy ProShares Russell 2000 Dividend Growers Index Fund, Ivy ProShares Interest Rate Hedged High Yield Index Fund, Ivy ProShares S&P 500 Bond Index Fund and Ivy ProShares MSCI ACWI Index Fund) dated April 18, 2017, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(xli)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

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	(xlii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(xliii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and PineBridge Investments LLC (Ivy PineBridge High Yield Fund) dated May 17, 2017, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(xliv)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(xlv)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

7.	Distribution Agreements:

	(i)	Distribution Agreement between Ivy Funds and Ivy Funds Distributor, Inc., dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(ii)	Distribution Agreement between Ivy Funds and Ivy Funds Distributor, Inc., as amended May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

8.	Bonus or Profit Sharing Contracts: Not applicable.

9.	Custodian Agreements:

	(i)	Custodian Agreement between UMB Bank, n.a. and Ivy Funds, dated March 8, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(ii)	Rule 17f-5 Delegation Agreement between Ivy Funds and UMB Bank, N.A., dated March 8, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(iii)	Appendix B to the Custodian Agreement between UMB Bank, n.a. and Ivy Funds, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(iv)	Supplement to the Custodian Agreement between UMB Bank, n.a. and Ivy Funds, dated as of July 1, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(v)	Custody Agreement between The Bank of New York Mellon and Ivy Funds, dated March 9, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(vi)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(vii)	Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, dated March 9, 2012, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(viii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

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(ix)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(x)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xi)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(xiii)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(xiv)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(xv)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(xvi)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xvii)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xviii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xix)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xx)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(xxi)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(xxii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

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	(xxiii)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

	(xxiv)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

	(xxv)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

	(xxvi)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(xxvii)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(xxviii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(xxix)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(xxx)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(xxxi)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

10.	Rule 12b-1 Plans and Rule 18f-3 Plans:

	(i)	Distribution and Service Plan, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(ii)	Amended and Restated Appendix A to the Ivy Funds Distribution and Service Plan, dated November 13, 2008, as amended January 9, 2017, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

	(iii)	Amended and Restated Appendix A to the Ivy Funds Distribution and Service Plan, dated November 13, 2008, as amended January 9, 2017, and effective April 20, 2017, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(iv)	Amended and Restated Appendix A to the Ivy Funds Distribution and Service Plan, dated November 13, 2008, as amended January 9, 2017, and effective May 18, 2017, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(v)	Multiple Class Plan for Ivy Funds, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(vi)	Appendix A to the Multiple Class Plan for Ivy Funds, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(vii)	Appendix A to the Multiple Class Plan for Ivy Funds effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

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	(viii)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

	(ix)	Appendix A to the Multiple Class Plan for Ivy Funds, amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(x)	Appendix A to the Multiple Class Plan for Ivy Funds, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(xi)	Appendix A to the Multiple Class Plan for Ivy Funds, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(xii)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

	(xiii)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

	(xiv)	Appendix A to the Multiple Class Plan for Ivy Funds, amended January 30, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

	(xv)	Appendix A to the Multiple Class Plan for Ivy Funds, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

	(xvi)	Appendix A to the Multiple Class Plan for Ivy Funds, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

	(xvii)	Appendix A to the Multiple Class Plan for Ivy Funds, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

	(xviii)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

	(xix)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

	(xx)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(xxi)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(xxii)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

	(xxiii)	Appendix A to the Multiple Class Plan for Ivy Funds as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

11.	Opinion and Consent of Counsel that shares will be validly issued, fully paid and non-assessable is incorporated herein by reference to the Opinion and Consent of Counsel previously filed on EDGAR on Form N-14 on October 23, 2017.

12.	Opinion of Counsel with respect to tax consequences: To be filed by Post-effective amendment pursuant to an undertaking.

13.	Other Material Contracts:

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(i)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Bond Fund, Ivy Capital Appreciation Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy Mid Cap Growth Fund, Ivy Money Market Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(ii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy New Opportunities Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(iii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund and Ivy International Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(iv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Energy Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(v)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(vi)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Large Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(vii)	Expense Limitation Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Micro Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(viii)	Expense Limitation Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Municipal High Income Fund and Ivy Tax-Managed Equity Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(ix)	Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(x)	Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(xi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy New Opportunities Fund, dated April 1, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

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(xii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Limited-Term Bond Fund, dated May 26, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(xiii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Value Fund, dated July 29, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(xiv)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Value Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Large Cap Growth Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xviii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 9, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xix)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xx)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

11

(xxi)	Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(xxii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(xxiii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Equity Income Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(xxiv)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(xxv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Value Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(xxvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(xxvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Income Allocation Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(xxviii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

(xxix)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

12

(xxx)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xxxi)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xxxii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund effective March 6, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xxxiii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund effective March 6, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xxxiv)	Exhibit C to the Administrative and Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xxxv)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy Global Real Estate Fund, Ivy Global Risk-Managed Real Estate Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Money Market Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated July 1, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xxxvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, and Ivy Small Cap Growth Fund, dated July 1, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xxxvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated July 1, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xxxviii)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

13

(xxxix)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xl)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xli)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Equity Fund, dated November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xlii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund, effective February 26, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xliii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund, effective February 26, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xliv)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xlv)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xlvi)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xlvii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended May 20, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xlviii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Mid Cap Income Opportunities Fund, effective August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(xlix)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Mid Cap Income Opportunities Fund, effective August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(l)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(li)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

14

(lii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(liii)	Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, effective August 13, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(liv)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(lv)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(lvi)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(lvii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended February 24, 2015, filed with Post-Effective Amendment No. 105, and incorporated by reference herein.

(lviii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lix)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lx)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lxi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Apollo Strategic Income Fund and Ivy Apollo Multi-Asset Income Fund, effective October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lxii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Apollo Strategic Income Fund and Ivy Apollo Multi-Asset Income Fund, effective October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lxiii)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lxiv)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

15

(lxv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Targeted Return Bond Fund dated December 21, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxvi)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Targeted Return Bond Fund dated December 21, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxvii)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxviii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxix)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxx)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxxi)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxxii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund dated December 21, 2015, filed with Post-Effective Amendment No. 112, and incorporated by reference herein.

(lxxiii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund dated December 21, 2015, filed with Post-Effective Amendment No. 112, and incorporated by reference herein.

(lxxiv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

16

(lxxv)	Expense Reimbursement Agreement between Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Emerging Markets Equity Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Equity Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxviii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Managed International Opportunities Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxix)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Mid Cap Income Opportunities Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxx)	Investment Management Fee Reduction Agreement between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Cundill Global Value Fund, dated July 28, 2016, and effective August 1, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxxi)	Investment Management Fee Reduction Agreement between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Real Estate Securities Fund, dated July 28, 2016, and effective August 1, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxxii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy California Municipal High Income Fund dated September 30, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxiii)	Expense Reimbursement Agreement between Ivy Funds Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy California Municipal High Income Fund dated September 30, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

17

(lxxxiv)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxv)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxvi)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxvii)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxviii)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxix)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy IG International Small Cap Fund, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xc)	Expense Reimbursement Agreement between Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy IG International Small Cap Fund, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xci)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xcii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xciii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xciv)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xcv)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xcvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Bond Fund, Ivy Emerging Markets Equity Fund and Ivy LaSalle Global Real Estate Fund, dated January 9, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

18

(xcvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Apollo Multi-Asset Income Fund and Ivy Apollo Strategic Income Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(xcviii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(xcix)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Targeted Return Bond Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(c)	Expense Reimbursement Agreement between Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Apollo Multi-Asset Income Fund, Ivy Apollo Strategic Income Fund, Ivy Emerging Markets Local Currency Debt Fund and Ivy Targeted Return Bond Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(ci)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Crossover Credit Fund, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cii)	Expense Reimbursement Agreement between Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Crossover Credit Fund, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(ciii)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(civ)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cv)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cvi)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cvii)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cviii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy

19

ProShares S&P 500 Dividend Aristocrats Index Fund, Ivy ProShares Russell 2000 Dividend Growers Index Fund, Ivy ProShares Interest Rate Hedged High Yield Index Fund, Ivy ProShares S&P 500 Bond Index Fund and Ivy ProShares MSCI ACWI Index Fund, dated February 22, 2017, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cix)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cx)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cxi)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cxii)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cxiii)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cxiv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy PineBridge High Yield Fund, dated May 17, 2017, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxv)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxvi)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxvii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxviii)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxix)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxx)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

20

(cxxi)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Advantus Bond Fund, Ivy Advantus Real Estate Securities Fund, Ivy Asset Strategy Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Emerging Markets Equity Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Government Securities Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Municipal High Income Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated May 18, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxii)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Advantus Bond Fund, Ivy Advantus Real Estate Securities Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Emerging Markets Equity Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy Global Income Allocation Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated May 18, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxiii)	Investment Management Fee Reduction Agreement by and between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Cundill Global Value Fund, dated August 1, 2016, as amended May 18, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxiv)	Investment Management Fee Reduction Agreement by and between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Advantus Real Estate Securities Fund, dated August 1, 2016, as amended May 18, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxv)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy California Municipal High Income Fund, Ivy Government Money Market Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Managed International Opportunities Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund and Ivy Tax-Managed Equity Fund, dated June 29, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxvi)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Emerging Markets Equity Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Small Cap Core Fund and Ivy Small Cap Growth Fund, dated June 29, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxvii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

(cxxviii)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

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	(cxxix)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(cxxx)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(cxxxi)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(cxxxii)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Government Securities Fund, dated May 17, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(cxxxiii)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Government Securities Fund, dated May 17, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

14.	Consents of Independent Registered Public Accounting Firm: Filed herewith as Exhibit No. 14

15.	Omitted Financial Statements: Not applicable.

16.	Powers of Attorney is incorporated herein by reference to the Power of Attorney previously filed on EDGAR on Form N-14 on October 23, 2017.

17.	Additional Exhibits:

	(i)	Code of Ethics, as amended August 2007, filed by EDGAR on May 30, 2008 as EX-99.B(p)code to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A and incorporated by reference herein.

	(ii)	Code of Ethics pursuant to the Sarbanes-Oxley Act of 2002, filed by EDGAR on January 28, 2004 as EX-99.B(p)code-so-ivy to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A and incorporated by reference herein.

	(iii)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, Waddell & Reed InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, doing business as WI Services Company, as revised May 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(iv)	Code of Ethics for Advantus Capital Management, Inc., dated January 2009, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(v)	Code of Ethics for Mackenzie Financial Corporation, dated October 2008, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(vi)	Code of Ethics for Wall Street Associates, dated December 2009, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

22

(vii)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, Waddell & Reed InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, doing business as WI Services Company (WISC), as revised May 2011, filed with Post-Effective Amendment No. 72, and incorporated by reference herein.

(viii)	Code of Ethics for Mackenzie Financial Corporation, dated April 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(ix)	Code of Ethics for Advantus Capital Management, Inc., dated May 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(x)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc., and Waddell & Reed Services Company, doing business as WI Services Company, as revised November 2012, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

(xi)	Code of Ethics for LaSalle Investment Management (Securities), L.P., LaSalle Investment Management Securities B.V. and LaSalle Investment Management Securities Hong Kong, effective January 24, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xii)	Code of Ethics for Wall Street Associates, dated December 2012, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xiii)	Code of Ethics for Advantus Capital Management, Inc. and Affiliates, dated April 10, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xiv)	Code of Ethics for Pictet Asset Management, dated July 2013, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xv)	Code of Ethics for Advantus Capital Management, Inc., dated January 31, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xvi)	Code of Ethics for LaSalle Investment Management (Securities), L.P., LaSalle Investment Management Securities B.V. and LaSalle Investment Management Securities Hong Kong, effective April 7, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xvii)	Code of Ethics for Mackenzie Financial Corporation, dated October 2012, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xviii)	Code of Ethics for Wall Street Associates, dated December 2013, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xix)	Code of Ethics for LaSalle Investment Management (Securities), L.P., LaSalle Investment Management Securities B.V. and LaSalle Investment Management Securities Hong Kong, amended March 25, 2015, filed with Post-Effective Amendment No. 105, and incorporated by reference herein.

(xx)	Code of Ethics for Apollo Credit Management, LLC, amended July 2014, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

23

(xxi)	Code of Ethics for Pictet Asset Management, amended March 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xxii)	Code of Ethics for LaSalle Investment Management Securities, effective March 14, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(xxiii)	Investors Group Inc. Personal Trading Conduct Policy for Directors and Access Persons, dated April 28, 2010, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xxiv)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Funds, Ivy NextShares, Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, doing business as WI Services Company, and Ivy High Income Opportunities Fund, as revised August 2015, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(xxv)	Code of Ethics for Apollo Credit Management, LLC, amended October 2016, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(xxvi)	Code of Ethics for ProShare Advisors LLC, dated September 16, 2015, as revised September 12, 2016, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(xxvii)	Code of Ethics for PineBridge Investments LLC, effective November 2016, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(xxviii)	Code of Ethics for Advantus Capital Management, Inc., dated July 28, 2016, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(xxix)

Ivy Funds Prospectus dated July 5, 2017 and the supplements dated July 14, 2017, August 10, 2017, August 18, 2017, September 18, 2017, September 29, 2017, November 17, 2017 and November 22, 2017 (Accession Nos. 0001193125-17-225159/228572/254219/261969/287046/299235/346833 and 350562), are each incorporated by reference herein.

(xxx)

Ivy Funds Statement of Additional Information dated July 5, 2017 and the supplements dated July 14, 2017, August 18, 2017, September 29, 2017 and November 22, 2017 (Accession Nos. 0001193125-17-225159/228574/261970/299238/ and 350562), are each incorporated by reference herein.

(xxxi)	Ivy Funds Annual Report dated March 31, 2017, is incorporated herein by reference to the Annual Report previously filed on EDGAR, on Form N-CSR on June 8, 2017.

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Item 17. Undertakings:

(i)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(ii)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (i) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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(iii)	The undersigned Registrant agrees to file by post-effective amendment the opinion of counsel regarding tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

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SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Registration Statement to be signed on behalf of the Registrant in the City of Overland Park, and State of Kansas, on the 30th day of November, 2017.

IVY FUNDS

a Delaware statutory trust

(Registrant)

By:	/s/ Philip J. Sanders
Philip J. Sanders, President

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 30th day of November, 2017.

Signatures	Title

/s/ Joseph Harroz, Jr.*	Chairman and Trustee
Joseph Harroz, Jr.

/s/ Philip J. Sanders	President
Philip J. Sanders

/s/ Joseph W. Kauten	Vice President, Treasurer, Principal Financial Officer and Principal Accounting Officer
Joseph W. Kauten

/s/ Jarold W. Boettcher*	Trustee
Jarold W. Boettcher

/s/ James M. Concannon*	Trustee
James M. Concannon

/s/ John A. Dillingham*	Trustee
John A. Dillingham

/s/ James D. Gressett*	Trustee
James D. Gressett

/s/ Henry J. Herrmann*	Trustee
Henry J. Herrmann

/s/ Glendon E. Johnson, Jr.*	Trustee
Glendon E. Johnson, Jr.

/s/ Frank J. Ross, Jr.*	Trustee
Frank J. Ross, Jr.

/s/ Michael G. Smith*	Trustee
Michael G. Smith

/s/ Edward M. Tighe*	Trustee
Edward M. Tighe

*By:	/s/ Philip A. Shipp	ATTEST:	/s/ Jennifer K. Dulski
	Philip A. Shipp Attorney-in-Fact		Jennifer K. Dulski Secretary

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EXHIBIT INDEX

Index No.	Description of Exhibit

EX-99.14	Consent of Independent Registered Public Accounting Firm

28